                                                      Reg. Nos. 2-99207/811-4362

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                               [ X ]

   Pre-Effective Amendment No.                                       [   ]
                               ------

   Post-Effective Amendment No.   25                                 [ X ]
                                -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940


   Amendment No.   26                                                [ X ]
                 ------

                        (Check appropriate box or boxes.)

                       COLUMBIA MID CAP GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon  97207
(Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:  (503) 222-3600

Jeff B. Curtis
1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon  97207
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (Check appropriate box)

      ___   immediately upon filing pursuant to paragraph (b)

      ___   on ___________ pursuant to paragraph (b)

      _X_   60 days after filing pursuant to paragraph (a) (1)

      ___   on ___________ pursuant to paragraph (a) (1)

      ___   75 days after filing pursuant to paragraph (a)(2)

      ___   on __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

COLUMBIA MID CAP GROWTH FUND   Prospectus, April    , 2004

CLASS R SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6


YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   8
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................  10
Distribution and Service Fees........................  10
Other Information About Your Account.................  10

MANAGING THE FUND                                      13
---------------------------------------------------------
Investment Advisor...................................  13
Portfolio Manager....................................  13
---------------------------------------------------------



Only eligible investors may purchase Class R shares. See "Your Account -- Eligible Investors" for more information.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In seeking to achieve its investment objective, the Fund will focus on growth stocks. The Fund may also invest up to 20% of its net assets in small-cap and large-cap companies, as compared to the Russell Midcap Index, when the advisor believes they offer comparable capital appreciation opportunities or may help stabilize the portfolio. Columbia will monitor economic conditions to determine the appropriate percentage of the Fund's assets that will be invested in mid-cap companies.

The Fund may invest in special situations such as initial public offerings
(IPOs); companies that may benefit from technological or product developments or new management; and companies involved in tender offers, leveraged buy-outs or mergers.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Special situations have risk because they often involve major corporate changes and, thus, present a high degree of uncertainty as to the security's market price.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or

                                                                            ----

THE FUND

dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
Because Class R shares have not been offered for a full year, the bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class A average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.(1)

              The Fund's returns are compared to the Russell Midcap Index and the Russell Midcap Growth Index. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios. The advisor intends to replace the
              Russell Midcap Index with the Russell Midcap Growth Index as the primary benchmark for the Fund, as it is more
              representative of the Fund's investment holdings. Unlike the
              Fund, indices are not investments, do not incur fees,
              expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

                       21.68%      2.29%     29.53%     13.07%     12.64%     16.64%     36.33%     13.84%
                                                                                                               -20.98%    -24.64%
                        1993       1994       1995       1996       1997       1998       1999       2000       2001       2002


                                                          For the periods shown in bar chart:
            The Fund's year-to-date total return through  Best quarter: 4th quarter 1999, +37.43%
             _________ , 200 _ was +/- ____ . ____ %      Worst quarter: 1st quarter 2001, -20.28%

 (1) Class A is newer class of shares. Its performance includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            ----

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003 ([(2)])

                                                                1 YEAR         5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                            __ . __        __ . __(1)      __ . __(1)
  Return After Taxes on Distributions                            __ . __        __ . __(1)      __ . __(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         __ . __        __ . __(1)      __ . __(1)
-------------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                         __ . __        __ . __         __ . __(3)
-------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (%)                                  __ . __        __ . __         __ . __(3)

 (2) Because the Class R shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have sales charges. If differences in expenses were reflected, the returns shown would have been lower, due to Class R's higher 12b-1 fees and administrative services fee.

 (3) [Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class A shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.]

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES (1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                              0.00
-------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                    0.00
-------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                  (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee (%)                                                       0.89
-----------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                0.50
-----------------------------------------------------------------------------
Other expenses(2)(3) (%)                                               __ . _
-----------------------------------------------------------------------------
Total annual fund operating expenses(1)(2) (%)                         __ . _
-----------------------------------------------------------------------------


 (1) The Fund's advisor has agreed to waive [0.05]% of the transfer agency fees. If this waiver were reflected in the table, other expenses for Class R shares would be __ . __ % and total annual fund operating expenses for Class R shares would be __ . __ %. The advisor has agreed to keep this arrangement in place through May 2004. Thereafter, this arrangement may be modified or terminated by the advisor at any time.

 (2) Other expenses have been restated to reflect contractual changes for transfer agency and bookkeeping services for the Fund effective November 1, 2003.

 (3) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee for Class R shares. If this waiver were reflected in the table, other expenses for Class R shares would be __ . __ % and total annual fund operating expenses for Class _________ shares would be __ . __ % [(taking into account the [management fee] waiver discussed in footnote _________ above)]. [This arrangement may be modified or terminated at any time.]

 (4) Includes 0.25% Administrative Services Fee. Please see "Distribution and Services Fee," below, for more information.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  $_ , ___ $_ , ___  $_ , ___  _$, ___

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
All orders for the purchase of Class R shares must be made through your eligible retirement plan.

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class R shares of the Fund, directly or by exchange. Eligible Investors are as follows:

- 401(k) plans;

- 457 plans;

- Employer-sponsored 403(b) plans;

- Profit sharing and money purchase pension plans;

- Defined benefit plans; and

- Non-qualified deferred compensation plans ("eligible retirement plans").

Additionally, the Eligible Investors listed above can have up to $10,000,000 or more in assets at the time of purchase of shares of the Fund, and their plan level or omnibus accounts must be held on the books of the Fund.

Class R shares will not be available to retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs.


The Fund reserves the right to change the criteria for Eligible Investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


----
 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class R shares are at net asset value, which is the value of a Class R share excluding any sales charge. Class R shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS R.


              The Fund also offers seven additional classes of shares -- Class A, B, C and D shares are available through a separate prospectus, Class T and G shares are available through a different separate prospectus and Class Z shares are available through a different separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on, among other factors, the assets of the plan and the amount invested in the Fund and other Funds distributed by Columbia Funds Distributor, Inc. Plan sponsors should consider their eligibility for other classes of shares, including, for some plans, Class Z shares, which are not subject to a 12b-1 or shareholder services fees.

             -------------------------------------------------------------------

Your financial advisor/plan sponsor may receive cumulative commissions from Columbia Funds Distributor, Inc. for the shares purchased, in accordance with the table below:


AMOUNT PURCHASED                                                COMMISSION %
First $3 million                                                    1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25


Additionally, your financial advisor/plan sponsor may receive ongoing 12b-1 fees with respect to Class R shares.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class R shares of any other fund distributed by Columbia Funds Distributor, Inc. that offers Class R shares at net asset value. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. Please contract your financial advisor/plan sponsor for more information on how to exchange shares.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open. For information about how to sell Class R shares through your eligible retirement plan, please contact your plan administrator.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. Retirement plan accounts have special requirements; please contact your financial advisor/plan sponsor for more information on how to sell shares.


                                                                            ----

YOUR ACCOUNT

The Fund will generally send proceeds from the sale within seven days (usually on the next business day after your request is received in "good form"). Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund is not intended for short-term or frequent trading in its shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund and any other funds distributed by Columbia Funds Distributor, Inc. reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. See the section "How to Exchange Shares."

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class R shares and certain services provided to you by your financial advisor. The annual distribution fee may equal up to 0.50%. The Fund has also adopted a separate administrative services plan for Class R shares. Under the administrative services plan, the Fund may pay its transfer agent and the transfer agent may pay to plan administrators and other third parties that agree to provide certain services to plans or plan participants investing in Class R shares an administrative services fee of up to 0.25% of average daily net assets attributed to Class R shares. These services may include acting as the shareholder of record, processing purchase, redemption and exchange orders, maintaining participant account records and answering participant questions about the Fund. Distribution and administrative service fees are paid out of the assets of the class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class R shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class R shares by dividing total net assets attributable to Class R shares by the number of outstanding Class R shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day

----
 10

YOUR ACCOUNT

it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for Class R shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS


Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared. The terms of your eligible retirement plan will govern how
              distributions are received. Generally, periodic distributions are reinvested in the Fund, although your plan may permit you to receive some or all distributions in cash.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
-----------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-----------------------------------------------------------------------------
Receive all distributions in cash (see options below) and
reinvest capital gains
-----------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):


  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check

                                                                            ----

YOUR ACCOUNT

within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. However, distributions by the Fund to eligible retirement plans that qualify for tax-exempt treatment under federal income tax law will not be taxable. Special tax rules apply to investments through such plans.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

----
 12

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2003 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.89% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
RICHARD J. JOHNSON, CFA, a Senior Vice President of Columbia Management, is the manager for the Fund and has managed the Fund since 1998. Mr. Johnson has been associated with Columbia Management since 1994.

                                                                            ----

NOTES

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 14

NOTES

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                                                                              15

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Mid Cap Growth Fund, Inc.: 811-04362 (formerly named Columbia Special Fund, Inc.)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

         A Member of Columbia Management Group



         (C)2003 Columbia Funds Distributor, Inc.


         One Financial Center, Boston, MA 02111-2621


         800.426.3750  www.columbiafunds.com                          [Job Code]

                        COLUMBIA COMMON STOCK FUND, INC.
                           COLUMBIA GROWTH FUND, INC.
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                       COLUMBIA SHORT TERM BOND FUND, INC.
                   COLUMBIA FIXED INCOME SECURITIES FUND, INC.
                   COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                          COLUMBIA DAILY INCOME COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                 Columbia Funds
                             1300 S.W. Sixth Avenue
                                  P.O. Box 1350
                             Portland, Oregon 97207
                                 (503) 222-3600

         This Statement of Additional Information contains information relating to 15 mutual funds: Columbia Common Stock Fund, Inc. (the "Common Stock Fund" or "CCSF"), Columbia Growth Fund, Inc. (the "Growth Fund" or "CGF"), Columbia International Stock Fund, Inc. (the "International Stock Fund" or "CISF"), Columbia Mid Cap Growth Fund, Inc. formerly Columbia Special Fund, Inc. (the "Mid Cap Growth Fund" or "CMCG"), Columbia Small Cap Growth Fund, Inc. formerly Columbia Small Cap Fund, Inc. (the "Small Cap Growth Fund" or "CSCG"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund" or "CREF"), Columbia Technology Fund, Inc. (the "Technology Fund" or "CTF"), Columbia Strategic Investor Fund, Inc. formerly Columbia Strategic Value Fund, Inc. (the "Strategic Investor Fund" or "CSIF"), Columbia Balanced Fund, Inc. (the "Balanced Fund" or "CBF"), Columbia Short Term Bond Fund, Inc. (the "Short Term Bond Fund" or "CSTB"), Columbia Fixed Income Securities Fund, Inc. (the "Fixed Income Securities Fund" or "CFIS"), Columbia National Municipal Bond Fund, Inc. (the "National Municipal Bond Fund" or "CNMF"), Columbia Oregon Municipal Bond Fund, Inc. (the "Oregon Municipal Bond Fund" or "CMBF"), Columbia High Yield Fund, Inc. (the "High Yield Fund" or "CHYF"), and Columbia Daily Income Company (the "Columbia Daily Income Company" or "CDIC") (each a "Fund" and together the "Funds").


         This SAI is to be used in connection with sales of the Class R shares of the Columbia High Yield Fund, Inc., the Columbia Short-Term Bond Fund, Inc., and the Columbia Mid Cap Growth Fund, Inc. For SAIs to be used in connection with sales of other classes of shares of these funds, or of the other funds listed at the top of this page, please contact __________. Each Fund offers its shares through one or more prospectuses (each a "Prospectus"). This Statement of Additional Information is not a Prospectus and should be read in conjunction with the applicable Prospectus. Copies of the Prospectus are available without charge upon request by calling 1-800-426-3750.

                                TABLE OF CONTENTS


DESCRIPTION OF THE FUNDS................................................................    3
INVESTMENT RESTRICTIONS.................................................................   17
MANAGEMENT..............................................................................   34
INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES...........................   66
PORTFOLIO TRANSACTIONS..................................................................   75
CAPITAL STOCK AND OTHER SECURITIES......................................................   79
DISTRIBUTION AND SERVICING..............................................................   80
PURCHASE, REDEMPTION AND PRICING OF SHARES..............................................   84
CUSTODIAN...............................................................................   91
INDEPENDENT AUDITORS....................................................................   91
TAXES...................................................................................   91
FINANCIAL STATEMENTS....................................................................   99
APPENDIX I..............................................................................  100
APPENDIX A..............................................................................  101



                                 April __, 2004

                            DESCRIPTION OF THE FUNDS

         Each of the Funds is an open-end, management investment company. Each Fund, other than the Oregon Municipal Bond Fund and the Columbia Technology Fund, is diversified, which means that, with respect to 75 percent of its total assets, the Fund will not invest more than 5 percent of its assets in the securities of any single issuer. The investment advisor for each of the Funds is Columbia Management Advisors, Inc. (the "Advisor"). See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Advisor.

INVESTMENTS HELD AND INVESTMENT PRACTICES USED BY THE FUNDS

         The Prospectus describes the fundamental investment objective and the principal investment strategy applicable to each Fund. The investment objective of each Fund, other than the Mid Cap Growth Fund, may not be changed without shareholder approval. The Mid Cap Growth Fund's Board of Directors may change its investment objective, without shareholder approval, upon 30 days written notice to all shareholders. What follows is additional information regarding securities in which a Fund may invest and investment practices in which it may engage. To determine whether a Fund purchases such securities or engages in such practices, see the chart on pages 14 and 15 of this Statement of Additional Information.

Securities Rating Agencies

         Rating agencies are private services that provide ratings of the credit quality of fixed income securities. The following is a description of the fixed income securities ratings used by Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"). Subsequent to its purchase by a Fund, a security may cease to be rated, or its rating may be reduced below the criteria set forth for the Fund. Neither event would require the elimination of the security from the Fund's portfolio, but the Advisor will consider that event in its determination of whether the Fund should continue to hold such security in its portfolio. Ratings assigned by a particular rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates.

BOND RATINGS. MOODY'S -- The following is a description of Moody's bond ratings:

     Aaa - Best quality; smallest degree of investment risk.

     Aa - High quality by all standards.

     Aa and Aaa are known as high-grade bonds.

     A - Many favorable investment attributes; considered upper medium-grade obligations.

     Baa - Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba - Speculative elements; future cannot be considered well assured. Protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.

     B - Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Poor standing, may be in default; elements of danger with respect to principal or interest.

     S&P -- The following is a description of S&P's bond ratings:

     AAA - Highest rating; extremely strong capacity to pay principal and interest.

     AA - Also high-quality with a very strong capacity to pay principal and interest; differ from AAA issues only by a small degree.

     A - Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB - Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for higher-rated bonds.

     Bonds rated AAA, AA, A, and BBB are considered investment grade bonds.

     BB - Less near-term vulnerability to default than other speculative grade debt; face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

     B - Greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments; adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

     CCC - Current identifiable vulnerability to default and dependent upon favorable business, financial, and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         Bonds rated BB, B, and CCC are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         A Fund may purchase unrated securities (which are not rated by a rating agency) if the Advisor determines that a security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Advisor may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of lower rated securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in unrated securities, the Fund's success in achieving its investment objective is determined more heavily by the Advisor's creditworthiness analysis than if the Fund invested exclusively in rated securities.

Non-Investment Grade Securities ("Junk Bonds")

         Investments in securities rated below investment grade (i.e., rated Ba or lower by Moody's or BB or lower by S&P), which are eligible for purchase by certain of the Funds and, in particular, by the Columbia High Yield Fund, are described as "speculative" by both Moody's and S&P. Investments in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of debt securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery.

         The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. Since secondary markets for high yield securities are generally less liquid than the market for higher grade securities, it may be more difficult to value these securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

         The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisor does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality.

Bank Obligations

         Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

         Bank obligations include foreign bank obligations including Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar certificates of deposits and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Foreign bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk and interest rate risk. Additionally, foreign bank obligations are subject to many of the same risks as investments in foreign securities (see "Foreign Equity Securities" below). Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments of the foreign bank's country, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

         A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's, respectively.

         Commercial paper rated A1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with an allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

         Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparation to meet such obligations.

Government Securities

         Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

         TREASURY OBLIGATIONS. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds - distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

         OBLIGATIONS OF AGENCIES AND INSTRUMENTALITIES. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include the Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

         Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Mortgage-backed securities are sold to investors by various governmental, government-related and private organizations as further described below. A Fund may also invest in debt securities that are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

         Because principal may be prepaid at any time, mortgage-backed securities involve significantly greater price and yield volatility than traditional debt securities. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that mortgage-backed securities are held by a Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the duration of mortgage-related securities and increasing their price volatility, affecting the price volatility of a Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of a Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. These issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payment. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of its issuers will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There is no assurance that the private insurers or guarantors will meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs")

         CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities, guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal by the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all pay interest currently. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         A Fund will invest only in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

Other Mortgage-Backed Securities

         The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investment in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

         The securitization techniques used to develop mortgage-backed securities are being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card and other types of receivables, are being securitized in pass-through structures similar to mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with a Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         These other asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of direct parties. To reduce the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or the underlying assets. Liquidity protection refers to the making of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantee policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

Floating or Variable Rate Securities

         Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90- or 180-day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

Loan Transactions

         Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage, or other securities transactions. If made, loans of portfolio securities by a Fund will be in conformity with applicable federal and state rules and regulations. The purpose of a qualified loan transaction is to afford a Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it.

         It is the view of the Staff of the Securities and Exchange Commission ("SEC") that a Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100 percent collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, or an irrevocable letter of credit; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan, after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Board of Directors must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies. Excluding items (1) and
(2), these practices may be amended from time to time as regulatory provisions permit.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

Options and Financial Futures Transactions

         Certain Funds may invest up to 5 percent of their net assets in premiums on put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. The Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. A Fund may enter into closing transactions, exercise its options, or permit the options to expire.

         A Fund may also write call options, but only if such options are covered. A call option is covered if written on a security a Fund owns or if the Fund has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund. If additional cash consideration is required, that amount must be held in a segregated account by the Fund's custodian bank. A call option on a securities index is covered if the Fund owns securities whose price changes, in the opinion of the Advisor, are expected to be substantially similar to those of the index. A call option may also be covered in any other manner in accordance with the rules of the exchange upon which the option is traded and applicable laws and regulations. Each Fund that is permitted to engage in option transactions may write such options on up to 25 percent of its net assets.

         Financial futures contracts, including interest rate futures transactions, are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The investment restrictions for the Funds permitted to engage in financial futures transactions do not limit the percentage of the Fund's assets that may be invested in financial futures transactions. None of the Funds, however, intend to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. A Fund may engage in futures transactions only on commodities exchanges or boards of trade.

         A Fund will not engage in transactions in index options, financial futures contracts, or related options for speculation. A Fund may engage in these transactions only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When a Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which a Fund will generally invest may be imperfect. It is expected, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

         Upon entering into a futures contract, a Fund will be required to deposit with its custodian in a segregated account cash, certain U.S. Government securities, or any other portfolio assets as permitted by the SEC's rules and regulations in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         The principal risks of options and futures transactions are: (a) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular options or futures contract when needed; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the Advisor; and (e) possible need to defer closing out certain options or futures contracts to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code").

Foreign Equity Securities

         Foreign equity securities include common stock and preferred stock, including securities convertible into equity securities, issued by foreign companies, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending upon the circumstances.

         Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income a Fund receives from its foreign investments.

         Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those of domestic companies.

         There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States. In addition, with respect to certain foreign countries, there is a possibility of the adoption of a policy to withhold dividends at the source, or of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for a Fund to obtain or enforce a judgement against the issuers of the obligation. The Funds will normally execute their portfolio securities transactions on the principal stock exchange on which the security is traded.

         The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing or emerging countries may generally be more volatile than markets of developed countries. Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.

         ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, a Fund may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security. While ADRs and GDRs will generally be considered foreign securities for purposes of calculation of any investment limitation placed on a Fund's exposure to foreign securities, these securities, along with the securities of foreign companies traded on NASDAQ will not be subject to any of the restrictions placed on the Funds' ability to invest in emerging market securities.

         Additional costs may be incurred in connection with a Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when a Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

Foreign Fixed Income Securities

         Foreign fixed income securities include debt securities of foreign corporate issuers, certain foreign bank obligations (see "Bank Obligations"), obligations of foreign governments or their subdivisions, agencies and instrumentalities, and obligations of supranational entities such as the World Bank, the European Investment Bank, and the Asian Development Bank. Any of these securities may be denominated in foreign currency or U.S. dollars, or may be traded in U.S. dollars in the United States although the underlying security is usually denominated in a foreign currency.

         The risk of investing in foreign fixed income securities are the same as the risks of investing in foreign equity securities. Additionally, investment in sovereign debt (debt issued by governments and their agencies and instrumentality) can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be available or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to the extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Currency Contracts

         The value of a Fund invested in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which the foreign securities or bank deposits held by the Fund are denominated. To reduce or limit exposure to changes in currency exchange rates (referred to as "hedging"), a Fund may enter into forward currency exchange contracts that, in effect, lock in a rate of exchange during the period of the forward contracts. Forward contracts are usually entered into with currency traders, are not traded on securities exchanges, and usually have a term of less than one year, but can be renewed. A default on a contract would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of currency, if any, at the market price. A Fund will enter into forward contracts only for hedging purposes and not for speculation. If required by the Investment Company Act of 1940, as amended (the "1940 Act") or the SEC, a Fund may "cover" its commitment under forward contracts by segregating cash or liquid securities with a Fund's custodian in an amount not less than the current value of the Fund's total assets committed to the consummation of the contracts. Under normal market conditions, no more than 25 percent of the International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

         A Fund may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. A Fund will use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received.

         Hedging against adverse changes in exchange rates will not eliminate fluctuation in the prices of a Fund's portfolio securities or prevent loss if the prices of those securities decline. In addition, the use of forward contracts may limit potential gains from an appreciation in the U.S. dollar value of a foreign currency. Forecasting short-term currency market movements is very difficult, and there is no assurance that short-term hedging strategies used by a Fund will be successful.

Real Estate Investment Trusts ("REITs")

         REITs are pooled investment vehicles that invest primarily in real estate--such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

Repurchase Agreements

         A Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest that is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. A Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Advisor. There is no limit on the portion of a Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.

Borrowing

         A Fund may borrow from a bank for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300 percent of the amount borrowed, with an exception for borrowings not in excess of 5 percent of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5 percent of a Fund's total assets are subject to continuous asset coverage. If the 300 percent asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300 percent asset coverage. Notwithstanding the above, certain of the Funds may not borrow in excess of 5 percent of their assets at any time. A Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under such transactions (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Board of Directors, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300 percent asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Illiquid Securities

         Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions, except as described in the following paragraph); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which a Fund may invest that are not readily marketable.

         Notwithstanding the restrictions applicable to investments in illiquid securities described in the relevant chart below, the Funds may purchase without limit certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid and thus exempt from that Fund's liquidity restrictions.

         Under the supervision of the Board of Directors of the Funds, the Advisor determines the liquidity of the Funds' portfolio securities, including Rule 144A securities, and, through reports from the Advisor, the Board of Directors monitors trading activity in these securities. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). If institutional trading in Rule 144A securities declines, a Fund's liquidity could be adversely affected to the extent it is invested in such securities.

Convertible Securities and Warrants

         Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by a Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the convertible security if available in quantities necessary to satisfy the Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

         Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that a Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

         To the extent the High Yield Fund or the Fixed Income Securities Fund acquires common stock through exercise of conversion rights or warrants or acceptance of exchange or similar offers, the common stock will not be retained in the portfolio. Orderly disposition of these equity securities will be made consistent with management's judgment as to the best obtainable price.

Investments in Small and Unseasoned Companies

         Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price. Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Dollar Roll Transactions

         "Dollar roll" transactions consist of the sale by a Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date and at agreed price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

         A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate liquid assets in an amount sufficient to meet their purchase obligations under the transactions. The Funds will also maintain asset coverage of at least 300 percent for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls may be treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while a Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments received by the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decease the cost of the Fund's borrowing.

When-Issued Securities

         When-issued, delayed-delivery and forward transactions generally involve the purchase of a security with payment and delivery in the future (i.e., beyond normal settlement). A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner. To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so to acquire portfolio securities consistent with its investment objectives and policies and not for investment leverage. A Fund may use spot and forward currency exchange transactions to reduce the risk associated with fluctuations in exchange rates when securities are purchased or sold on a when-issued or delayed delivery basis.

Zero-Coupon and Pay-in-Kind Securities

         A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Pay-in-kind securities are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. The price of pay-in-kind securities is expected to reflect the market value of the underlying accrued interest, since the last payment. Zero-coupon and pay-in-kind securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

Temporary Investments

         When, as a result of market conditions, the Advisor determines a temporary defensive position is warranted to help preserve capital, a Fund may without limit temporarily retain cash, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. The

International Stock Fund may invest in such securities issued by entities organized in the United States or any foreign country, denominated in U.S. dollars or foreign currency. When a Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.

Non-Diversified

         The Oregon Municipal Bond Fund and the Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. Non-diversified funds are more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, the Oregon Municipal Bond Fund may be more sensitive to adverse economic, business or political developments in the State of Oregon and also if it invests a substantial portion of its assets in the bonds of similar projects.

                  Chart of Securities and Investment Practices

                                               CCSF       CGF       CISF        CMCG       CSCG      CREF        CTF        CSIF
                                               ----       ---       ----        ----       ----      ----        ---        ----
Investment Grade Securities (Baa or higher   *          *          *          *          *          *          *          *
by Moody's, BBB or higher by S&P or
believed by the Advisor to be equivalent),
other than U.S. Government obligations and
municipal securities
Non-Investment Grade Securities              NA         NA         NA         NA         NA         NA         NA         NA
Domestic Bank Obligations                    *          *          *          *          *          *          *          *
U.S. Government Securities                   *          *          *          *          *          *          *          *
Mortgage-Backed Securities                   NA         NA         NA         NA         NA         NA         NA         NA
CMOs                                         NA         NA         NA         NA         NA         NA         NA         NA
Asset-Backed Securities                      NA         NA         NA         NA         NA         NA         NA         NA
Floating or Variable Rate                    NA         NA         NA         NA         NA         NA         NA         NA
Loan Transactions                            X          X          X          X          O          O          O          O
Options & Financial Futures                  O          O          O          O          O          O          O          O
Foreign Equities(1)
   Developed Markets                         33.3%, O   10%, O     +          33.3%, O   25%, O     20%, O     33%, O     25%, +
   Emerging Markets(2)                       X          X          +          X          X          X          X          +
ADRs, GDRs and NASDAQ-listed                 33.3%, O   10%, O     +          33.3%, O   25%, O     X          33%, O     25%, O
   foreign securities(1)
Currency Contracts
   Hedging                                   O          O          25%, +     O          O          O          O          O
   Speculation                               X          X          X          X          X          X          X          X
   Spot Basis                                O          O          +          O          O          O          O          O
Repurchase Agreements                        *          *          *          *          *          *          *          *
Illiquid (exclude 144A securities from       15%, O     15%, O     15%, O     15%, O     15%, O     15%, O     15%, O     15%, O
definition of illiquid with board
supervision)
Convertible Securities/Warrants              O          O          O          +          +          +          +          +
Unseasoned/less than three years             5%(3), O   5%(3), O   5%(3), O   10%(3), +  10%(3), +  5%(3), +   10%(3), O  10%(3), O
   operating history
Small Companies                              O          O          O          +          +          +          +          +
Dollar Roll Transactions                     NA         NA         NA         NA         NA         NA         NA         NA
When-Issued Securities                       O          O          O          O          O          O          O          O
Foreign Fixed Income Securities              NA         NA         O          NA         NA         NA         NA         NA
(including Foreign Bank Obligations)
Zero Coupon/Pay in Kind                      NA         NA         NA         NA         NA         NA         NA         NA
Real Estate (excluding REITs)                X          X          X          X          X          X          X          X
REITs                                        +          +          O          +          +          +          O          +
Borrowing                                    5%, *      5%, *      33.3%, *   5%, *      5%, *      5%, *      33.3%, *   33.3%, *

+        Permitted - Part of principal investment strategy

X        Not permitted either as a non-fundamental or fundamental policy

O        Permitted - Not a principal investment strategy

*        Temporary Investment or cash management purposes

% Percentage of net assets (unless "total assets" specified) that Fund may invest

NA       Not part of investment strategy

(1)Any limitation on foreign investments includes investments in both foreign securities purchased in foreign markets and ADRs, GDRs and NASDAQ-listed foreign securities.

(2)ADRs, GDRs and NASDAQ-listed securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.

(3)Percentage is based on total assets.

                                            CSTB        CFIS       CMBF        CNMF      CHYF        CBF        CDIC
                                            ----        ----       ----        ----      ----        ---        ----
Investment Grade Securities (Baa or       +           +          O           O         O          +           NA
higher by Moody's, BBB or higher by
S&P or believed by the Advisor to be
equivalent), other than U.S.
Government obligations and municipal
securities
Non-Investment Grade Securities           10%, O      20%, O     NA          NA        +          10%, O      NA
Domestic Bank Obligations                 *           *          *           *         *          *           +
Commercial Paper                          *           *          *           *         *          *           +
U.S. Government Securities                +           +          *           *         *          +           +
Mortgage-Backed Securities                +           +          NA          NA        O          +           NA
CMOs                                      +           +          NA          NA        O          +           NA
Asset-Backed Securities                   +           +          NA          NA        O          +           NA
Floating or Variable Rate                 +           +          NA          NA        O          +           NA
Loan Transactions                         O           O          O           X         O          X           X
Options & Financial Futures               O           X          X           X         O          O           X
Foreign Equities(1)
   Developed Markets                      NA          NA         NA          NA        NA         33.3%, O    NA
   Emerging Markets(2)                    NA          NA         NA          NA        NA         X           NA
ADRs, GDRs and NASDAQ-listed              NA          NA         NA          NA        NA         33.3%, O    NA
   foreign securities(1)
Currency Contracts
   Hedging                                NA          NA         NA          NA        NA         O           NA
   Speculation                            NA          NA         NA          NA        NA         X           NA
   Spot Basis                             NA          NA         NA          NA        NA         O           NA
Repurchase Agreements                     *           *          *           *         *          *           *
Illiquid (excludes 144A securities from   15%, O      15%, O     15%, O      15%, O    15%, O     15%, O      10%, O
definition of illiquid with board
supervision)
Convertible Securities/Warrants           O           O          NA          NA        O          O           NA
Unseasoned/less than three years          5%(3), O    5%(3), O   NA          NA        5%(3), +   5%(3), O    NA
   operating history
Small Companies                           NA          NA         NA          NA        +          O           NA
Dollar Roll Transactions                  O           O          NA          NA        O          O           NA
When-Issued Securities                    O           O          O           O         O          O           O
Foreign Fixed Income Securities           20%, O      20%, O     NA          NA        10%, O     20%, O      NA
(including Foreign Bank Obligations)
Zero Coupon/Pay in Kind                   O           O          +           +         O          O           NA
Real Estate (excluding REITs)             X           X          X           X         X          X           X
REITs                                     O           O          NA          NA        O          O           NA
Borrowing                                 33.3%, *    5%, *      33.3%, *    33.3%, *  5%, *      5%, *       33.3%, *
Municipal Bonds                           O           O          +           +         NA         O           NA

+        Permitted - Part of principal investment strategy

X        Not permitted either as a non-fundamental or fundamental policy

O        Permitted - Not a principal investment strategy

*        Temporary Investment or cash management purposes

% Percentage of net assets (unless "total assets" specified) that Fund may invest

NA       Not part of investment strategy

(1)Any limitation on foreign investments includes investments in both foreign securities purchased in the foreign markets, together with the purchase of ADRs, GDRs and NASDAQ-listed foreign securities.

(2)ADRs, GDRs, and NASDAQ-listed foreign securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.

(3)Percentage is based on total assets.

                             INVESTMENT RESTRICTIONS

         The Prospectus sets forth the investment goals and principal investment strategies applicable to each Fund. The following is a list of investment restrictions applicable to each Fund. If a percentage limitation is adhered to at the time of an investment by a Fund, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of the restriction. Except as stated otherwise below, a Fund may not change these restrictions without the approval of a majority of its shareholders, which means the vote at any meeting of shareholders of a Fund of
(i) 67 percent or more of the shares present or represented by proxy at the meeting (if the holders of more than 50 percent of the outstanding shares are present or represented by proxy) or (ii) more than 50 percent of the outstanding shares, whichever is less.

COLUMBIA COMMON STOCK FUND, INC.

The Common Stock Fund may not:

                  1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 13.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

                  10. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies for the purpose of exercising control or management.

                  12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA GROWTH FUND, INC.

The Growth Fund may not:

                  1.       Buy or sell commodities or commodity contracts.

                  2. Concentrate more than 25 percent of its investments in any one industry.

                  3. Buy or sell real estate. (However, the Fund may buy readily marketable securities such as real estate investment trusts.)

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase securities of any issuer when those officers and directors of the Fund who individually own 1/2 of 1 percent of the securities of that issuer together own 5 percent or more.

                  6.       Issue senior securities, bonds, or debentures.

                  7. Underwrite securities issued by others except as it may be deemed to be an underwriter of restricted securities.

                  8. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks for extraordinary or emergency purposes.

                  9. Invest more than 5 percent of its total assets at cost in the securities of companies which (with predecessor companies) have a record of less than three years continuous operation and equity securities which are not readily marketable.

                  10. Invest in companies for purposes of control or management.

                  11.      Buy securities on margin or make short sales.

                  12. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA INTERNATIONAL STOCK FUND, INC.

The International Stock Fund may not:

                  1. Buy or sell commodities. However, the Fund may invest in futures contracts or options on such contracts relating to broadly based stock indices, subject to the restrictions in paragraph 13, and may enter into foreign currency transactions.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of its assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of its assets in securities issued or guaranteed by the United States or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held by the Fund.

                  6. Purchase the securities of any issuer (including any foreign government issuer) if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money, except temporarily for extraordinary or emergency purposes. For all amounts borrowed, the Fund will maintain an asset coverage of 300 percent. The Fund will not make any additional investments while borrowings exceed 5 percent of the Fund's total assets.

                  10. Invest its funds in the securities of any company if the purchase would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies for the purpose of exercising control or management.

                  12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a recognized securities association or are listed on a recognized securities or commodities exchange or similar entity.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA MID CAP GROWTH FUND, INC.

The Mid Cap Growth Fund may not:

                  1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 13.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

                  10. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies for the purpose of exercising control or management.

                  12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given (60 days notice in the case of non-fundamental restriction #2) to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

                  2. Invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

COLUMBIA SMALL CAP GROWTH FUND, INC.

The Small Cap Growth Fund may not:

                  1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 13.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

                  10. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies for the purpose of exercising control or management.

                  12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to securities held by the Fund. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange. The Fund may write call options that are covered in accordance with rules established by the SEC.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given (60 days notice in the case of non-fundamental restriction #2) to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

                  2. Invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's investment Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

COLUMBIA REAL ESTATE EQUITY FUND, INC.

The Real Estate Fund may not:

                  1. Buy or sell commodities or commodity futures contracts.

                  2. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, that operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

                  3. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  4. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

                  6. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Advisor who individually own more than 1/2 of 1 percent of the outstanding securities of that issuer together own more than 5 percent of such securities.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money except as a temporary measure for extraordinary or emergency purposes. The Fund's borrowings may not exceed 5 percent of its gross assets valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets if the market value of such assets exceeds 10 percent of the gross assets, valued at cost, of the Fund.

                  10. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies to exercise control or management.

                  12. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

                  13. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

                  15. Concentrate investments in any one industry, except that the Fund will invest at least 65 percent of the value of its total assets in securities of companies principally engaged in the real estate industry.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA TECHNOLOGY FUND, INC.

The Technology Fund may not:

                  1. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  6. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

                  7. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  8. Invest in companies for the purpose of exercising control or management.

                  9. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  10. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA STRATEGIC INVESTOR FUND, INC.

The Strategic Investor Fund may not:

                  1. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  6. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  7. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

                  8. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  9. Invest in companies for the purpose of exercising control or management.

                  10. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  11. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA BALANCED FUND, INC.

The Balanced Fund may not:

                  1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 13.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

                  10. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies for the purpose of exercising control or management.

                  12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA SHORT TERM BOND FUND, INC.

The Short Term Bond Fund may not:

                  1.       Issue senior securities, bonds, or debentures.

                  2. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

                  3. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

                  4. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80 percent of the value of its total assets in certificates of deposit (C/D's) and bankers' acceptances with maturities not greater than one year. C/D's and bankers' acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Advisor determines that such action is desirable for investment reasons. The directors will periodically review these decisions of the Advisor.

                  5. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7. Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies, such as real estate investment trusts, that deal in real estate or interests therein, and participation interests in pool of real estate mortgage loans.

                  8. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

                  9. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  10. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  11. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

                  12. Invest in companies to exercise control or management.

                  13. Purchase or retain securities of an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its advisor if, or so long as, the officers and directors of the Fund and of its advisor together own beneficially more than 5 percent of any class of securities of the issuer.

                  14. Engage in short sale of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA FIXED INCOME SECURITIES FUND, INC.

The Fixed Income Securities Fund may not:

                  1. Buy or sell commodities or commodity futures contracts.

                  2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80 percent of the value of its total assets in certificates of deposit (CDs) and bankers' acceptances with maturities not greater than one year. CDs and bankers' acceptances will be limited to domestic banks which have total assets in excess of one billion dollars and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Advisor determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the Advisor.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7. Purchase or retain securities issued by an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its advisor if, or so long as, the officers and directors of the Fund and of its advisor together own beneficially more than 5 percent of any class of securities of the issuer.

                  8.       Issue senior securities, bonds, or debentures.

                  9. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  10. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the value of the gross assets of the Fund taken at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets taken at market to an extent greater than 10 percent of the value of the gross assets taken at cost of the Fund.

                  11. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  12. Invest in companies to exercise control or management.

                  13. Buy any securities or other property on margin, or purchase or sell puts or calls, or combinations thereof.

                  14. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.

The National Municipal Bond Fund may not:

                  1. Buy or sell real estate, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein.

                  2. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  3. Purchase more than 10 percent of the voting securities of any issuer.

                  4. Buy or sell commodities or commodity future contracts.

                  5.       Issue senior securities, bonds, or debentures.

                  6. Sell securities short or buy any securities or other property on margin, except for short-term credits necessary for clearing transactions.

                  7. Lend portfolio securities to broker-dealers or other institutional investors if, as a result, the aggregate value of all securities loaned exceeds 33 1/3 percent of the total assets of the Fund.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money except temporarily for extraordinary or emergency purposes; nor may it pledge, mortgage, or hypothecate assets having a market value greater than 10 percent of the cost of the gross assets of the Fund. For amounts borrowed, the Fund shall maintain an asset coverage of 300 percent for all borrowings. This restriction means that the Fund may not borrow money in an amount exceeding 50 percent of its gross assets. The Fund will not make any additional investments while borrowings exceed 5 percent of the value of the Fund's total assets.

                  10. Invest more than 25 percent of its assets in a single industry.

COLUMBIA OREGON MUNICIPAL BOND FUND, INC.

The Oregon Municipal Bond Fund may not:

                  1. Buy or sell real estate, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein.

                  2. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  3. Purchase more than 10 percent of the voting securities of any issuer.

                  4. Buy or sell commodities or commodity future contracts.

                  5.       Issue senior securities, bonds, or debentures.

                  6. Sell securities short or buy any securities or other property on margin, except for short-term credits necessary for clearing transactions.

                  7. Lend portfolio securities to broker-dealers or other institutional investors if, as a result, the aggregate value of all securities loaned exceeds 33 1/3 percent of the total assets of the Fund.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money except temporarily for extraordinary or emergency purposes; nor may it pledge, mortgage, or hypothecate assets having a market value greater than 10 percent of the cost of the gross assets of the Fund. For amounts borrowed, the Fund shall maintain an asset coverage of 300 percent for all borrowings. This restriction means that the Fund may not borrow money in an amount exceeding 50 percent of its gross assets. The Fund will not make any additional investments while borrowings exceed 5 percent of the value of the Fund's total assets.

                  10. Invest more than 25 percent of its assets in a single industry.

COLUMBIA HIGH YIELD FUND, INC.

The High Yield Fund may not:

                  1. Buy or sell commodities or commodity futures contracts.

                  2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80 percent of the value of its total assets in CDs and bankers' acceptances with maturities not greater than one year. CDs and bankers' acceptances will be limited to domestic banks which have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Advisor determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the Advisor.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, that operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Advisor who individually own more than 1/2 of 1 percent of the outstanding securities of that issuer together own more than 5 percent of such securities.

                  8.       Issue senior securities, bonds, or debentures.

                  9. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  10. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

                  11. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  12. Invest in companies to exercise control or management.

                  13. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

                  14. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

                  15. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA DAILY INCOME COMPANY

The Columbia Daily Income Company may not:

                  1. Borrow money to improve portfolio yield except as a temporary measure to avoid disruptive redemptions, and not for investment purposes. Borrowings will not exceed 33 1/3 percent of total assets and will be repaid from the proceeds of sales of the Fund's shares or as maturities allow.

                  2. Underwrite securities issued by others except as it may be deemed to be an underwriter in a sale of restricted securities.

                  3. Invest more than 5 percent of its assets (exclusive of obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof) in the securities of any one issuer. The Fund may invest up to 100 percent of its total assets in obligations of U.S. banks which are members of the Federal Reserve System. However, the Fund will not invest more than 25 percent of its assets in any other single industry.

                  4.       Buy or sell real estate.

                  5.       Buy or sell commodities or commodity contracts.

                  6. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  7. Purchase common stocks, preferred stocks, warrants, or other equity securities.

                  8.       Purchase securities on margin.

                  9.       Sell securities short.

                  10.      Write or purchase put or call options.

                  11. Invest in the securities of other investment companies, except those acquired as part of a merger, consolidation, or acquisition of assets.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

Investment Restrictions Under Rule 2a-7

         Rule 2a-7 under the 1940 Act requires that all portfolio securities of the Columbia Daily Income Company have at the time of purchase a maximum remaining maturity (as defined in the rule) of 13 months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than 90 days. (The Fund, however, will be invested in short-term debt obligations maturing within 12 months.) Rule 2a-7 further requires that investments by a money market fund must present minimal credit risk and, if rated, must be rated within one of the two highest rating categories for short-term debt obligations by at least two major rating agencies assigning a rating to the securities or issuer or, if only one rating agency has assigned a rating, by that agency. Purchases of securities which are unrated or rated by only one rating agency must be approved or ratified by the Board of Directors of the Fund. Securities that are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest category by at least two major rating agencies are designated "First Tier Securities." Securities rated in the top two categories by at least two major rating agencies, but which are not rated in the highest category by two or more major rating agencies, are designated "Second Tier Securities." Securities which are unrated may be purchased only if they are deemed to be of comparable quality to rated securities. Under Rule 2a-7, a fund may not invest more than the greater of 1 percent of its total assets or one million dollars, measured at the time of investment, in the securities of a single issuer that were Second Tier Securities when acquired by the fund. In addition, a money market fund may not under Rule 2a-7 invest more than 5 percent of its total assets in securities that were Second Tier Securities when acquired.

         The Fund may not invest more than 5 percent of its total assets in the securities of any one issuer, except this limitation does not apply to U.S. Government securities and repurchase agreements thereon. The Fund may, however, invest more than 5 percent of its total assets in the First Tier Securities of a single issuer for up to three business days, although the Fund may not make more than one such investment at any one time.

         Investment policies of the Fund are in certain circumstances more restrictive than the restrictions under Rule 2a-7. In particular, investments by the Fund are restricted to the following:

                  1. Securities issued or guaranteed as to principal and interest by the U.S. Government or issued or guaranteed by agencies or instrumentalities thereof and repurchase agreements relating to these securities.

                  2. Commercial paper which, if rated by S&P or Moody's is rated A-1 by S&P and Prime 1 by Moody's or, if not rated, is determined to be of comparable quality by the Board of Directors of the Fund.

                  3. Other corporate debt securities with remaining maturities of less than 12 months, including bonds and notes, of an issuer that has received ratings from S&P and Moody's for its other short-term debt obligations as described in paragraph 2 above, where such corporate debt securities are comparable in priority and security to the rated short-term debt obligations or, if no ratings are available, where such corporate debt securities are determined to be of comparable quality under procedures approved by the Board of Directors of the Fund.

                  4. Obligations of U.S. banks that are members of the Federal Reserve System and have capital surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million and are determined by the Board of Directors of the Fund to be of comparable quality to the obligations described in paragraphs 2 or 3 above. Currently these obligations are CDs, bankers' acceptances, and letters of credit.

         These four investment restrictions applicable to the Fund are also non-fundamental, which means they can be changed by the Board. Any change, however, will only be effective after notice is given to shareholders of the Fund.

                                   MANAGEMENT

         Each Fund is managed under the supervision of its Board of Directors, which has responsibility for overseeing decisions relating to the investment policies and goals of the Fund. The Board of Directors of each Fund meets quarterly to review the Fund's investment policies, performance, expenses, and other business matters. The names, addresses and ages of the directors and officers of the Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each director and other directorships they hold are shown below. There is no family relationship between any of the directors.

Directors and Officers

DISINTERESTED DIRECTORS:

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                        TERM OF                                         IN FUND                 OTHER
                        POSITION(S)    OFFICE AND              PRINCIPAL                COMPLEX              DIRECTORSHIPS
   NAME, ADDRESS         HELD WITH     LENGTH OF              OCCUPATION(S)           OVERSEEN BY               HELD BY
      AND AGE              FUNDS      IME SERVED*         DURING PAST 5 YEARS          DIRECTOR**              DIRECTOR
---------------------   -----------   ------------   ------------------------------   -----------   ------------------------------
Douglas A. Hacker(1)      Director    Since          Executive Vice President -           124       None
P.O. Box 66100                        October 2003   Strategy of United Airlines
Chicago, IL 60666                                    (airline) since December 2002
(48 years old)                                       (formerly President of UAL
                                                     Loyalty Services from
                                                     September 2001 to December
                                                     2002; Executive Vice President
                                                     and Chief Financial Officer
                                                     from July 1999 to September
                                                     2001, and Senior Vice
                                                     President and Chief Financial
                                                     Officer from July 1994 to July
                                                     1999 of United Airlines).

Janet Langford            Director    Since          Executive Vice President -           124       None
Kelly(1)                              October 2003   Corporate Development and
3100 West Beaver Road                                Administration, General
Troy, MI 48084-3163                                  Counsel and
(46 years old)                                       Secretary, Kellogg Company
                                                     (food manufacturer) since
                                                     September 1999; (formerly
                                                     Senior Vice President,
                                                     Secretary and General Counsel
                                                     Sara Lee Corporation (branded
                                                     packaged,

                                                     consumer-products
                                                     manufacturer) from January
                                                     1995 to September 1999).

Richard L.                Director    Since          Private investor since August        124       None
Lowry(1)(2)                           October 2003   1987 (formerly Chairman and
10701 Charleston Dr.                                 Chief Executive Officer, U.S.
Vero Beach, FL 32963                                 Plywood Corporation (building
(67 years old)                                       products manufacturer)).

Charles R. Nelson(1)      Director    Served for 1   Professor of Economics,              124       None
Department of                         year           University of Washington,
Economics                                            since January 1976; Ford and
University of                                        Louisa Van Voorhis Professor
Washington                                           of Political Economy,
Seattle, WA 98195                                    University of Washington,
(61 years old)                                       since September 1993;
                                                     Director, Institute for
                                                     Economic Research, University
                                                     of Washington, since September
                                                     2001; Adjunct Professor of
                                                     Statistics, University of
                                                     Washington since September
                                                     1980; Associate Editor,
                                                     Journal of Money Credit and
                                                     Banking, since September 1993;
                                                     consultant on econometric and
                                                     statistical matters.

John J.                   Director    Since          Academic Vice President and          127       Saucony, Inc. (athletic
Neuhauser(1)(2)(3)                    October 2003   Dean of Faculties since August                 footwear).
84 College Road                                      1999, Boston College (formerly
Chestnut Hill, MA                                    Dean, Boston College School of
02467-3838                                           Management from September 1977 to
(60 years old)                                       September 1999).

Patrick J. Simpson(1)     Director    Served for 3   Lawyer, Perkins Coie LLP.            124       None
1211 S.W. 5th Avenue                  Years
Suite 1500
Portland, OR 97204
(59 years old)

Thomas E. Stitzel(1)      Director    Since          Business consultant since 1999       124       None
2208 Tawny Woods Pl.                  October 2003   (formerly Professor of Finance
Boise, ID 83706                                      from 1975 to 1999 and Dean
(67 years old)                                       from 1977 to 1991, College
                                                     of Business, Boise State
                                                     University); Chartered
                                                     Financial Analyst.

Thomas C. Theobald(1)     Director    Since          Managing Director, William           124       Anixter International (network
27 West Monroe                        October 2003   Blair Capital Partners                         support equipment
Street,                                              (private equity investing)                     distributor), Jones Lang
Suite 3500                                           since September 1994.                          LaSalle (real estate
Chicago, IL 60606                                                                                   management services), MONY
(66 years old)                                                                                      Group (life insurance) and
                                                                                                    Ventas, Inc. (healthcare
                                                                                                    REIT).

Anne-Lee                  Director    Since          Author and speaker                   125       Chairman of the Board, Enesco
Verville(1)(3)                        October 2003   on educational systems needs                   Group, Inc. (designed,
359 Stickney Hill Rd.                                (formerly General  Manager,                    imported and distributed
Hopkinton, NH 03229                                  Global Education Industry from                 giftware and collectibles).
(58 years old)                                       1994 to 1997, and President,
                                                     Applications Solutions
                                                     Division from 1991 to 1994,
                                                     IBM Corporation (global
                                                     education and global
                                                     applications)).

Richard L.                Director    Served for     Chairman/CEO, The                    124       The Regence Group, Regence
Woolworth(1)                          12 Years       Regence Group (a                               BlueCross BlueShield of
100 S.W. Market St.                                  healthcare maintenance                         Oregon; NW Natural, a natural
#1500                                                organization).                                 gas service provider
Portland, OR 97207
(62 years old)

INTERESTED DIRECTORS:

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                        TERM OF                                         IN FUND                 OTHER
                        POSITION(S)    OFFICE AND              PRINCIPAL                COMPLEX              DIRECTORSHIPS
   NAME, ADDRESS         HELD WITH     LENGTH OF              OCCUPATION(S)           OVERSEEN BY               HELD BY
      AND AGE              FUNDS      IME SERVED*         DURING PAST 5 YEARS          DIRECTOR**              DIRECTOR
---------------------   -----------   ------------   ------------------------------   -----------   ------------------------------
William E.                Director    Since          Managing Partner,                    126       Lee Enterprises (print media),
Mayer(1)(2)(4)                        October        Park Avenue Equity                             WR Hambrecht + Co. (financial
399                                   2003          Partners (private equity)                      service provider), First
Park Avenue Suite                                    since February 1999 (formerly                  Health (healthcare) and the
3204 New York, NY                                    Founding partner, Development                  Reader's Digest Association,
10022 (63 years old)                                 Capital LLC from November                      Inc. (publishing).
                                                     1996 to February 1999).

Joseph R.                 Director    Director       Executive Vice President and         125       None
Palombo(2)(4)             and         Since          Chief Operating Officer of CMG
245 Summer Street         President   October 2003;  since December 2001; Director,
Boston, MA 02210                      President      Executive Vice President and
(50 years old)                        since          Chief Operating Officer of the
                                      October 2003   Advisor since April 2003
                                                     (formerly Chief Operations
                                                     Officer of Mutual Funds,
                                                     Liberty Financial Companies,
                                                     Inc. from August 2000 to
                                                     November, 2001; Vice President
                                                     of the Portland based Columbia
                                                     Funds from January 2003 to
                                                     October 2003; Executive Vice
                                                     President of Stein Roe &
                                                     Farnham Incorporated (Stein
                                                     Roe) from April 1999 to April
                                                     2003; Director of Colonial
                                                     Management Associates, Inc.
                                                     from April 1999 to April 2003;
                                                     Director of Stein Roe from
                                                     September 2000 to April 2003);
                                                     President of Liberty Funds and
                                                     Galaxy Funds since February
                                                     2003 (formerly Vice President
                                                     from September 2002 to
                                                     February 2003); Manager of
                                                     Stein Roe Floating Rate
                                                     Limited Liability Company
                                                     since October

                                                     2000 (formerly Vice President
                                                     of Liberty Funds from April,
                                                     1999 to August 2000; Chief
                                                     Operating Officer and Chief
                                                     Compliance Officer, Putnam
                                                     Mutual Funds from December
                                                     1993 to March 1999).

----------

* Each director serves for an indefinite term until the date the director resigns, retires or is removed in accordance with the Bylaws of each Fund.

** "Fund Complex" consists of the Funds and all other registered funds managed by the Advisor and its affiliates and is referred to as the "Columbia Funds Complex." As of December 1, 2003, the Columbia Funds Complex consisted of the 15 Funds, 14 open-end management investment company portfolios of CMG Fund Trust, approximately 85 open-end and closed-end management investment company portfolios formerly known as the Liberty Funds family of funds, 2 closed-end management investment portfolios known as the All-Star Funds, the Multi Strategy Hedge Fund, LLC and the Galaxy Funds.

(1) Includes service during 2002 as a director or trustee of the Funds, Funds of CMG Fund Trust and the group of funds formerly known as the Liberty Funds. On October 7, 2003, the boards of trustees of the Liberty Funds and the boards of trustees/directors of CMG Fund Trust and the Funds were effectively combined into a single board for the Liberty Funds, CMG Fund Trust and the Funds. The All-Star Funds, Galaxy Funds, and Multi Strategy Hedge Fund, part of the Columbia Funds Complex, have separate boards of directors.

(2) Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as directors of the Liberty All-Star Funds, currently consisting of two funds, which are advised by an affiliate of the Advisor.

(3) Mr. Neuhauser and Mrs. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is managed by the Advisor. Mr. Palombo is an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC.

(4) "Interested person" as defined by the 1940 Act. Mr. Mayer is an interested person because of his affiliation with WR Hambrecht + Co. WR Hambrecht + Co. is a registered broker-dealer and over the past six months the Funds have, from time to time, used WR Hambrecht + Co. to execute portfolio transactions. Mr. Palombo is an interested person as a director and officer of the Advisor and shareholder of the ultimate parent of the Advisor.

OTHER PRINCIPAL OFFICERS: (1)

                          POSITION(S)
                           HELD WITH         LENGTH OF TIME         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE        FUNDS               SERVED               DURING PAST 5 YEARS
---------------------   ----------------   ------------------   ------------------------------
Vicki L. Benjamin       Controller/        Since October 2003   Controller of the Liberty
One Financial Center    Chief Accounting                        Funds and of the Liberty
Boston, MA 02111        Officer                                 All-Star Funds since May 2002;
(42 years old)                                                  Chief Accounting Officer of
                                                                the Liberty Funds and Liberty
                                                                All-Star Funds since June
                                                                2001; Controller and Chief
                                                                Accounting Officer of the
                                                                Galaxy Funds since September
                                                                2002 (formerly Vice President
                                                                and Principal Accounting
                                                                Officer of the Funds from July
                                                                2003 to October 2003); Vice
                                                                President, Corporate Audit,
                                                                State Street Bank and Trust
                                                                Company from May 1998 to April
                                                                2001; Audit Manager from July
                                                                1994 to June 1997; Senior
                                                                Audit Manager from July 1997
                                                                to May 1998, Coopers &
                                                                Lybrand, LLP.

                          POSITION(S)
                           HELD WITH         LENGTH OF TIME         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE        FUNDS               SERVED               DURING PAST 5 YEARS
---------------------   ----------------   ------------------   ------------------------------
J. Kevin Connaughton    Treasurer/         Since October 2003   Treasurer of Liberty Funds,
245 Summer Street       Chief Financial                         Liberty All-Star Funds, Stein
Boston, MA 02110        Officer                                 Roe Funds and Galaxy Funds;
(39 years old)                                                  Senior Vice President of
                                                                Liberty Funds Group LLC. Prior
                                                                to his current positions, Mr.
                                                                Connaughton was Chief
                                                                Financial Officer of the Funds
                                                                from December 2002 to October
                                                                2003, Controller of Liberty
                                                                Funds, Liberty All-Star Funds
                                                                and Stein Roe Funds; Vice
                                                                President of Liberty Funds
                                                                Group LLC and Colonial
                                                                Management Associates, Inc.;
                                                                Senior Tax Manager, Coopers &
                                                                Lybrand LLP.

David A. Rozenson       Secretary          Since October 2003   Secretary of the Liberty All-
One Financial Center                                            Star Funds since December 2003;
Boston, MA 02111                                                Associate General Counsel of
(49 years old)                                                  Columbia Management Group since
                                                                November 2002; Senior Counsel
                                                                of FleetBoston Financial
                                                                Corporation since January 1996.

(1) These are the principal officers of the Funds in addition to Mr. Palombo.

Board of Directors

         The directors of the Funds are responsible for overseeing decisions relating to the investment policies and goals of the Funds. The Funds hire other parties that are responsible for the day-to-day operations of the Funds, such as the Advisor, transfer agent and custodian. The directors meet quarterly to review the Funds' investment policies, performance, expenses, and other business matters. The directors have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Directors of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

         Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Directors of the Funds. Prior to October 7, 2003, Messrs. Woolworth, Simpson, Nelson and Mr. James C. George were members of the Audit Committee of the Board of Directors of the Funds. Mr. George resigned from the Board of Directors of the Funds on October 7, 2003. Messrs. Simpson and Nelson have assumed other committee responsibilities. The Audit Committee's functions include making recommendations to the Directors regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2003, the Audit Committee convened one time.

GOVERNANCE COMMITTEE

         Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Directors of the Funds. Prior to October 7, 2003, the Funds did not have a Governance Committee. The Governance Committee's functions include recommending to the directors nominees for independent directors positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the directors' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the directors who are not affiliated with the Funds' investment advisor. The Governance Committee will consider candidates for directors recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds.

ADVISORY FEES & EXPENSES COMMITTEE

         Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Directors of the Funds. Prior to October 7, 2003, the Funds did not have an Advisory Fees and Expenses Committee. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested directors and as to any other contracts that may be referred to the Committee by the Board.

INVESTMENT OVERSIGHT COMMITTEES

         Beginning in 2004, each director of the Funds also will serve on an Investment Oversight Committee ("IOC"). Each IOC will be responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and will give particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds will attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC will meet four times a year. The following are members of the respective IOCs and the general categories of Funds which they will review:

IOC #1: Messrs. Lowry, Mayer and Neuhauser will be responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

IOC #2: Messrs. Hacker and Palombo and Ms. Verville will be responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core.

IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly will be responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

IOC#4: Messrs. Nelson, Simpson and Woolworth will be responsible for reviewing Funds in the following asset categories: Large Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income and Money Market.

         The following table sets forth the dollar range of shares owned by each director as of July 31, 2003 of (i) each individual Fund and (ii) all of the funds in the same family of investment companies as the

Funds:

DISINTERESTED DIRECTORS:

                                        DOUGLAS A.     JANET LANGFORD      RICHARD W.
            NAME OF FUND                 HACKER            KELLY             LOWRY
-----------------------------------   -------------  -----------------  ----------------
Common Stock Fund                     None            None               None
Balanced Fund                         None            None               None
Growth Fund                           None            None               None
Mid Cap Growth Fund                   None           $50,001-$100,000    None
Small Cap Growth Fund                 None            None               None
International Stock Fund              None            None               None
Real Estate Equity Fund               None            None               None
Strategic Investor Fund               None            None               None
Technology Fund                       None            None               None
Daily Income Company                  None            None               None
Fixed Income Securities Fund          None            None               None
Short Term Bond Fund                  None            None               None
High Yield Fund                       None            None               None
Oregon Municipal Bond Fund            None            None               None
National Municipal Bond Fund          None            None               None
  AGGREGATE DOLLAR RANGE OF
    FUND SHARES IN FUNDS
    OVERSEEN BY DIRECTOR IN
    FAMILY OF INVESTMENT COMPANIES:   OVER $100,000   OVER $100,000     $10,001-$50,000

                                           DR. CHARLES R.       JOHN J.
            NAME OF FUND                      NELSON            NEUHAUSER
-------------------------------------   -----------------       ---------
Common Stock Fund                        None                   None
Balanced Fund                            None                   None
Growth Fund                              None                   None
Mid Cap Growth Fund                     $50,001-$100,000        None
Small Cap Growth Fund                    None                   None
International Stock Fund                $10,001-$50,000         None
Real Estate Equity Fund                  None                   None
Strategic Investor Fund                  None                   None
Technology Fund                          None                   None
Daily Income Company                     None                   None
Fixed Income Securities Fund             None                   None
Short Term Bond Fund                     None                   None
High Yield Fund                          None                   None
Oregon Municipal Bond Fund               None                   None
National Municipal Bond Fund             None                   None
  AGGREGATE DOLLAR RANGE OF FUND
    SHARES IN FUNDS OVERSEEN BY
    DIRECTOR IN FAMILY OF INVESTMENT
    COMPANIES:                           OVER $100,000          OVER $100,000

                                             PATRICK J.           THOMAS E.
            NAME OF FUND                      SIMPSON              STITZEL
-------------------------------------   -----------------     --------------
Common Stock Fund                        None                  None
Balanced Fund                           $1-$10,000             None
Growth Fund                             $50,001-$100,000       None
Mid Cap Growth Fund                     $1-$10,000             None
Small Cap Growth Fund                    None                  None
International Stock Fund                 None                  None
Real Estate Equity Fund                  None                  None
Strategic Investor Fund                  None                 $10,001-$50,000
Technology Fund                          None                  None
Daily Income Company                     None                  None
Fixed Income Securities Fund             None                  None
Short Term Bond Fund                     None                  None
High Yield Fund                          None                  None
Oregon Municipal Bond Fund               None                  None
National Municipal Bond Fund             None                  None
  AGGREGATE DOLLAR RANGE OF FUND
    SHARES IN FUNDS OVERSEEN BY
    DIRECTOR IN FAMILY OF INVESTMENT
    COMPANIES:                          $50,001-$100,000      $50,001-$100,000

                                      THOMAS C.             ANNE-LEE          RICHARD W.
          NAME OF FUND                THEOBALD              VERVILLE          WOOLWORTH
----------------------------------    ---------             --------       ----------------
Common Stock Fund                       None                  None         $10,001-$50,000
Balanced Fund                           None                  None                    None
Growth Fund                             None                  None         $     1-$10,000
Mid Cap Growth Fund                     None                  None         $     1-$10,000
Small Cap Growth Fund                   None                  None         $     1-$10,000
International Stock Fund                None                  None         $     1-$10,000
Real Estate Equity Fund                 None                  None                    None
Strategic Investor Fund                 None                  None         $     1-$10,000
Technology Fund                         None                  None                    None
Daily Income Company                    None                  None          Over  $100,000
Fixed Income Securities Fund            None                  None                    None

Short Term Bond Fund                    None                  None          None
High Yield Fund                         None                  None          None
Oregon Municipal Bond Fund              None                  None         $10,001-$50,000
National Municipal Bond Fund            None                  None          None
  AGGREGATE DOLLAR RANGE OF
    FUND SHARES IN FUNDS OVERSEEN
    BY DIRECTOR IN FAMILY OF
    INVESTMENT COMPANIES:               OVER $100,000         NONE*         OVER $100,000

INTERESTED DIRECTORS:

                                     WILLIAM E.            JOSEPH A.
         NAME OF FUND                  MAYER                PALOMBO
------------------------------       ---------             ---------
Common Stock Fund                       None                 None
Balanced Fund                           None                 None
Growth Fund                             None                 None
Mid Cap Growth Fund                     None                 None
Small Cap Growth Fund                   None                 None
International Stock Fund                None                 None
Real Estate Equity Fund                 None                 None
Strategic Investor Fund                 None                 None
Technology Fund                         None                 None
Daily Income Company                    None                 None
Fixed Income Securities Fund            None                 None
Short Term Bond Fund                    None                 None
High Yield Fund                         None                 None
Oregon Municipal Bond Fund              None                 None
National Municipal Bond Fund            None                 None
  AGGREGATE DOLLAR RANGE OF FUND
    SHARES IN FUNDS OVERSEEN BY
    DIRECTOR IN FAMILY OF
    INVESTMENT COMPANIES:               NONE                 NONE

----------

* Because Ms. Verville's share ownership in the Liberty Funds is held through her deferred compensation plan, her ownership is not required to be disclosed.

As of July 31, 2003, none of the disinterested directors or nominees or members of their immediate families owned any securities of the Advisor or any other entity directly or indirectly controlling, controlled by, or under common control with the Advisor.

Approval of Investment Advisory Contract

              Each of the Funds has entered into a separate investment advisory contract with the Advisor. The investment advisory contract is subject to annual approval by the Board of Directors, including a majority of disinterested directors. The existing contracts were last considered and approved at an in-person meeting held in April 2003. In determining the reasonableness of the advisory fees under the contract, the directors considered several factors, including:

    -    The nature and quality of services provided to the Funds' shareholders,

    -    A comparison of the fee structures of other mutual funds,

    -    The profitability of the advisory contract for the Advisor,

    - Fall-out benefits realized by the Advisor from service as advisor to the Funds, and

    - The existence of economies of scale with respect to the provision of investment advice to the Funds.

              In reviewing the quality of services provided by the Advisor, the directors examined the performance of the Funds compared to other mutual funds with similar investment objectives and against one or more securities indices that were considered appropriate. Performance over one-, three- and five-year periods for each Fund was reviewed as well as rankings and ratings from Lipper Inc. In addition, the directors assessed the day-to-day management of the Funds, reviewing information provided at the meeting at which the contract was approved and at earlier meetings during the fiscal year. The directors considered the quality of the administrative services provided by the Advisor and its affiliates to the Funds and the financial and other resources of the Advisor and its parent companies.

              The directors reviewed overall expense ratios of the Funds, including the aggregate expenses of the Funds to their net assets, as well as to the Funds' management fee. The directors considered an independent report from Lipper Inc. detailing the expense ratios of comparable funds with similar investment objectives, strategy, size and distribution methods.

              The directors reviewed data related to the profitability of the Advisor with respect to its contracts with the Funds and considered the additional benefits to the Advisor as a result of its relationship with the Funds, including soft dollar benefits. The directors also considered the benefits to affiliates of the Advisor as the result of its management of the Funds, including Columbia Trust Company, which prior to October 18, 2002 served as transfer agent for the Funds and Columbia Funds Services, Inc. fka Liberty Funds Services, Inc. ("CFS,") the Funds' current transfer agent, as well as fees received by the Advisor for services it provides pursuant to a Pricing, Bookkeeping and Administration Agreement and certain brokerage firms affiliated with the Advisor which executed trades for the Funds from time to time.

              After considering these and other factors, and each Fund's specific circumstances, the directors concluded that the advisory contract of each Fund with the Advisor was reasonable for such Fund and in the best interests of its shareholders. During their deliberations, the directors requested from the Advisor all information reasonably necessary for the directors to evaluate each advisory contract. The disinterested directors were also assisted by, and met separately with, their independent counsel. See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Advisor and the Funds' investment advisory contract.

Director Compensation:

              The directors serve as directors/trustees of all open-end funds managed by the Advisor for which each director (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. Mr. Theobald receives an additional annual retainer of $40,000 for serving in this capacity. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and Committee chairs receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. The Audit Committee chair receives an annual retainer of $10,000 and receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the director fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

              The following table sets forth compensation earned by the Funds' directors for the fiscal year ended August 31, 2003(1). No officer of the Funds received any compensation from the Funds in 2003.

                                        JAMES C.        DOUGLAS A.       JANET LANGFORD       RICHARD W.
AGGREGATE COMPENSATION FROM FUND       GEORGE(2)         HACKER(3)          KELLY(3)           LOWRY(3)
--------------------------------       --------         ----------       --------------       ----------
Common Stock Fund                      $ 2,860                None              None                None
Balanced Fund                          $ 3,831                None              None                None
Growth Fund                            $ 1,127                None              None                None
Mid Cap Growth Fund                    $ 3,375                None              None                None
Small Cap Growth Fund                  $ 2,341                None              None                None
International Stock Fund               $ 3,941                None              None                None
Real Estate Equity Fund                $ 4,151                None              None                None
Strategic Investor Fund                $ 2,413                None              None                None
Technology Fund                        $ 1,244                None              None                None
Daily Income Company                   $ 3,968                None              None                None
Fixed Income Securities Fund           $ 1,654                None              None                None
Short Term Bond Fund                   $   215                None              None                None
High Yield Fund                        $ 3,009                None              None                None
Oregon Municipal Bond Fund             $ 3,620                None              None                None
National Municipal Bond Fund           $   595                None              None                None
    TOTAL COMPENSATION FROM
    FUND COMPLEX:                      $42,750             $80,750           $69,750             $82,750

                                    DR. CHARLES R.         JOHN J.
AGGREGATE COMPENSATION FROM FUND     NELSON(4)(5)       NEUHAUSER(3)
--------------------------------    -------------       ------------
Common Stock Fund                     $  2,793                 None
Balanced Fund                         $  3,742                 None
Growth Fund                           $  1,101                 None
Mid Cap Growth Fund                   $  3,296                 None
Small Cap Growth Fund                 $  2,286                 None
International Stock Fund              $  3,849                 None
Real Estate Equity Fund               $  4,054                 None
Strategic Investor Fund               $  2,357                 None
Technology Fund                       $  1,215                 None
Daily Income Company                  $  3,875                 None
Fixed Income Securities Fund          $  1,615                 None
Short Term Bond Fund                  $    210                 None
High Yield Fund                       $  2,939                 None
Oregon Municipal Bond Fund            $  3,536                 None
National Municipal Bond Fund          $    581                 None
    TOTAL COMPENSATION FROM
    FUND COMPLEX:                     $122,733              $94,876

                                      PATRICK J.           THOMAS E.
AGGREGATE COMPENSATION FROM FUND      SIMPSON(4)           STITZEL(3)
--------------------------------      ----------           ----------
Common Stock Fund                      $  2,793                  None
Balanced Fund                          $  3,742                  None
Growth Fund                            $  1,101                  None
Mid Cap Growth Fund                    $  3,296                  None
Small Cap Growth Fund                  $  2,286                  None
International Stock Fund               $  3,849                  None
Real Estate Equity Fund                $  4,054                  None
Strategic Investor Fund                $  2,357                  None
Technology Fund                        $  1,215                  None
Daily Income Company                   $  3,875                  None
Fixed Income Securities Fund           $  1,615                  None
Short Term Bond Fund                   $    210                  None
High Yield Fund                        $  2,939                  None
Oregon Municipal Bond Fund             $  3,536                  None
National Municipal Bond Fund           $    581                  None
    TOTAL COMPENSATION FROM
    FUND COMPLEX:                      $ 41,750               $69,750

                                       THOMAS C.         ANNE-LEE        RICHARD W.
AGGREGATE COMPENSATION FROM FUND      THEOBALD(3)       VERVILLE(3)     WOOLWORTH(4)
--------------------------------      -----------       -----------     ------------
Common Stock Fund                         None              None          $ 2,793
Balanced Fund                             None              None          $ 3,742
Growth Fund                               None              None          $ 1,101
Mid Cap Growth Fund                       None              None          $ 3,296
Small Cap Growth Fund                     None              None          $ 2,286
International Stock Fund                  None              None          $ 3,849
Real Estate Equity Fund                   None              None          $ 4,054
Strategic Investor Fund                   None              None          $ 2,357
Technology Fund                           None              None          $ 1,215
Daily Income Company                      None              None          $ 3,875
Fixed Income Securities Fund              None              None          $ 1,615
Short Term Bond Fund                      None              None          $   210
High Yield Fund                           None              None          $ 2,939
Oregon Municipal Bond Fund                None              None          $ 3,536
National Municipal Bond Fund              None              None          $   581
   TOTAL COMPENSATION FROM
    FUND COMPLEX:                      $74,250           $89,500          $41,750

INTERESTED DIRECTORS:

                                       WILLIAM E.          JOSEPH A.
AGGREGATE COMPENSATION FROM FUND        MAYER(3)          PALOMBO(6)
--------------------------------       ---------          ---------
Common Stock Fund                          None             None
Balanced Fund                              None             None
Growth Fund                                None             None
Mid Cap Growth Fund                        None             None
Small Cap Growth Fund                      None             None
International Stock Fund                   None             None
Real Estate Equity Fund                    None             None
Strategic Investor Fund                    None             None
Technology Fund                            None             None
Daily Income Company                       None             None
Fixed Income Securities Fund               None             None
Short Term Bond Fund                       None             None
High Yield Fund                            None             None
Oregon Municipal Bond Fund                 None             None
National Municipal Bond Fund               None             None
  TOTAL COMPENSATION FROM
    FUND COMPLEX:
                                        $85,250             NONE

----------
(1) The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

(2)  Mr. George resigned as a director of the Funds on October 7, 2003.

(3) Each of Ms. Verville, Ms. Kelly and Messrs. Hacker, Lowry, Mayer, Neuhauser, Palombo, Stitzel and Theobald was elected a director of each of the Funds on October 7, 2003 and did not serve as a director of any Fund during the period January 1, 2003 through August 31, 2003. The total compensation amounts for each of them reflect their total compensation paid for service during the period January 1, 2003 through August 31, 2003 as a trustee or director of funds in the Liberty Funds family of funds now referred to as the Columbia Funds Complex.

(4) These amounts reflect the total compensation earned by each director for his service to the Columbia Funds (which as of August 31, 2003 was comprised of the 15 Funds and 12 portfolios of the CMG Fund Trust) for the fiscal year ended August 31, 2003. Information includes compensation Messrs. George, Nelson, Simpson and Woolworth received as trustees of CMG Fund Trust which is also advised by the Advisor. Dr. Nelson was elected as a trustee of the CMG Fund Trust on January 27, 2003. In some cases, a director may have elected to receive his compensation at the end of the year.

(5) Dr. Nelson's total compensation includes compensation for his service as an independent trustee of the funds formerly known as the Liberty Funds.

(6) Mr. Palombo does not receive compensation because he is an employee of the Advisor.

Share Ownership:

              As of November 30, 2003, each director and all officers and directors, as a group, owned of record or beneficially less than 1% of the outstanding shares of each Fund.

              As of November 30, 2003, to the knowledge of the Funds, no person owned of record or beneficially more than 5% of the outstanding shares of any Fund except the following record owners:

BALANCED FUND-A

   NAME AND ADDRESS                    PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
   ----------------                    -------------------------------------------
FRANCES A MCCONNELL                                      11.33%
11866 GIRDLED RD
CONCORD OH 44077-8805

BALANCED FUND-C

    NAME AND ADDRESS                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
    ----------------                   -------------------------------------------
J J B HILLIARD W L LYONS INC                             77.67%
DWIGHT P PLOWMAN
A/C 7357-0516
501 S 4TH ST
LOUISVILLE KY 40202-2520

US CLEARING CORP                                          7.78%
FBO 236-21831-19
26 BROADWAY
NEW YORK NY 10004-1703

LORANDA B HURST                                           5.84%
40750 SW LAURELWOOD RD
GASTON OR 97119-8534

BALANCED FUND-D

      NAME AND ADDRESS                  PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
      ----------------                  -------------------------------------------
FIRST CLEARING CORP                                       32.47%
A/C 7531-2533
STEPHEN A KRISO PA
PENSION TRUST FUND
165 BELL AVE
HASBROUCK HTS NJ 07604-1419

LEGG MASON WOOD WALKER INC                                 9.02%
277-05514-28
PO BOX 1476
BALTIMORE MD 21203-1476

FIRST CLEARING, LLC                                        8.16%
A/C 5617-6696
VINCENT MASTRIA
6714 ARNO WAY
BOYNTON BEACH FL 33437-7318

FIRST CLEARING CORP                                        7.93%
A/C 7531-2532
STEPHEN A KRISO MD PA
PENSION TRUST FUND DTD 12/1/73
165 BELL AVE
HASBROUCK HTS NJ 07604-1419

      NAME AND ADDRESS                  PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
      ----------------                  -------------------------------------------
FIRST CLEARING CORP                                       6.37%
A/C 8587-5612
RENNIE W VERBEEK R/O IRA
FCC CUST
219 HAYDEN RD
GROTON MA 01450-2031

UBS FINANCIAL SERVICES INC. FBO                           5.26%
ROBERT BREIDENBAUGH
CAROLYN BREIDENBAUGH  JTWROS
369 E. CHURCH STREET
ELMHURST IL 60126-3602

BALANCED FUND-Z

       NAME AND ADDRESS                      PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
       ----------------                      -------------------------------------------
CHARLES SCHWAB & CO INC                                       11.06%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN:MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

COMMON STOCK FUND-A

        NAME AND ADDRESS                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
        ----------------                   -------------------------------------------
US CLEARING CORP                                             15.46%
FBO 210-92171-13
26 BROADWAY
NEW YORK NY 10004-1703

COLUMBIA TRUST COMPANY ROLLOVER IRA                          10.59%
LARRY A LEPPKE
12091 W LAKE AVE
LITTLETON CO 80127-2368

NFSC FEBO # EBP-443280                                        9.41%
NFS/FMTC SEP IRA
FBO ROGER B MATHERLY
2701 RIVERVIEW DR
COLONIAL BCH VA 22443-1326

AMERICAN ENTERPRISE INVESTMENT SVCS                           8.33%
FBO 573612971
PO BOX 9446
MINNEAPOLIS MN 55440-9446

GAIL A SEVERSON                                               6.36%
137 BUSHEY RD
PITTSFIELD MA 01201-4432

      NAME AND ADDRESS                  PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
      ----------------                  -------------------------------------------
UBS FINANCIAL SERVICES INC. FBO                          6.13%
VIRGINIA WOOTEN HUDSON
80 STONEHAVEN CIRCLE
JACKSON TN 38305-1944

NFSC FEBO # W82-088994                                   5.49%
NFS/FMTC IRA
FBO MICHAEL P KAHRS
4316 E CAPISTRANO AVE
PHOENIX AZ 85044-1314

COLUMBIA TRUST COMPANY ROTH IRA                          5.36%
ALLISON J KIRCHMER
4407 MOUNTAIN COVE DR
CHARLOTTE NC 28216-7787

COMMON STOCK FUND-B

        NAME AND ADDRESS                  PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
        ----------------                  -------------------------------------------
WEXFORD CLEARING SERVICES CORP FBO                          8.67%
ADVEST INC C/F
JAMES TORREGIANI
FOLEY TORREGIANI INCORPORATED SEP
STRATFORD CT 06614

MERRILL LYNCH PIERCE FENNER & SMITH                         6.83%
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS
ATTN FUND ADMINISTRATION #97E96
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC                                6.16%
00166G04417
333 WEST 34TH ST - 3RD FLOOR
NEW YORK NY 10001-2402

LPL FINANCIAL SERVICES                                      5.62%
A/C 3926-8322
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 92121-1968

BEAR STEARNS SECURITIES CORP                                5.04%
FBO 459-10042-15
1 METROTECH CTR N
BROOKLYN NY 11201-3870

COMMON STOCK FUND-D

         NAME AND ADDRESS                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------                   -------------------------------------------
AMERICAN ENTERPRISE INVESTMENT SVCS                          28.32%
FBO 223912391
PO BOX 9446
MINNEAPOLIS MN 55440-9446

ATTN MUTUAL FUNDS                                            22.62%
FISERV SECURITIES INC
FAO 17669748
ONE COMMERCE SQUARE
2005 MARKET STREET SUITE 1200
PHILADELPHIA PA 19103-7008

WACHOVIA SECURITIES, LLC FBO                                 17.49%
MR ROY E ANGER
IRA ROLLOVER DTD 02/27/03
9130 CHERRY HILL CT
FT MYERS FL 33908-3648

UBS FINANCIAL SERVICES INC. FBO                               8.84%
ZONNIE B ODOM TRUST B
CATHERINE ODOM TTEE
U/W 12/19/98
310 GRANDY'S MILL ROAD
WILLISTON SC 29853-3106

US CLEARING CORP                                              7.11%
FBO 172-05150-12
26 BROADWAY
NEW YORK NY 10004-1703

UBS FINANCIAL SERVICES INC.                                   5.52%
BARBARA LAIN ROTH IRA
1102 PHILLIPS AVE
DAYTON OH 45410-2633

UBS FINANCIAL SERVICES INC. FBO                               5.52%
LAURENCE LAIN
ROTH IRA
1102 PHILLIPS AVE.
DAYTON OH 45410-2633

COMMON STOCK FUND-Z

        NAME AND ADDRESS                  PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
        ----------------                  -------------------------------------------
CHARLES SCHWAB & CO INC                                     8.86%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN:MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

FIXED INCOME SECURITIES FUND-C

         NAME AND ADDRESS                 PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------                 -------------------------------------------
US CLEARING CORP                                           67.72%
FBO 157-10630-13
26 BROADWAY
NEW YORK NY 10004-1703

AMERICAN ENTERPRISE INVESTMENT SVCS                        27.05%
FBO 150355871
PO BOX 9446
MINNEAPOLIS MN 55440-9446

FIXED INCOME SECURITIES FUND-D

     NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
     ----------------               -------------------------------------------
US CLEARING CORP                                     7.03%
FBO 237-09094-14
26 BROADWAY
NEW YORK NY 10004-1703

RAYMOND JAMES & ASSOC INC                            5.45%
FBO GEMPP IRA
BIN# 77533040
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100

FIXED INCOME SECURITIES FUND-Z

         NAME AND ADDRESS                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------                   -------------------------------------------
CHARLES SCHWAB & CO INC                                      11.26%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN:MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

WELLS FARGO BANK MN NA FBO                                    7.71%
WF AGENCY A/C 12097802
ATTN: MUTUAL FUND OPS
PO BOX 1533
MINNEAPOLIS MN 55480-1533

WELLS FARGO BANK MN NA FBO                                    6.86%
NW DEF COMP MANAGED FIX INC FD
ATTN: MUTUAL FUND OPS
P.O. BOX 1533
MINNEAPOLIS MN 55480-1533

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
NATIONAL FINANCIAL SERVICES LLC FOR                       5.51%
THE EXCLUSIVE BENEFIT OF OUR
CUSTOMERS
200 LIBERTY ST
ONE WORLD FINANCIAL CENTER
NEW YORK NY  10281-1003

GROWTH FUND-A

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
UBS FINANCIAL SERVICES INC.                               6.96%
UBS FINANCIAL SERVICES INC. FBO
FBO PETER PEFF
1000 HARBOR BLVD
PO BOX 3321
WEEHAWKEN NJ  07086-8154

GROWTH FUND-B

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
PERSHING LLC                                              8.79%
P.O. BOX 2052
JERSEY CITY NJ  07303-2052

RBC DAIN RAUSCHER CUST                                    5.62%
EDWARD D DUDLEY
A/C #5308-0016
SEGREGATED R/O IRA
905 9TH ST
ALTAVISTA VA  24517-1607

GROWTH FUND-D

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
FIRST CLEARING LLC                                        34.40%
A/C 3014-8172
PAUL E EKLOF
CONDUIT IRA
191 CRYSTAL AVENUE
STATEN ISLAND NY  10302-2525

UBS FINANCIAL SERVICES INC.                               13.47%
SUSAN R BRIGANCE &
JAMES R BRIGANCE JTWROS
11650 HIGHLAND COLONY DRIVE
ROSWELL GA  30075-2197

LPL FINANCIAL SERVICES                                     8.78%
A/C 1142-8796
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

WACHOVIA SECURITIES, LLC FBO                               8.33%
MR ROY E ANGER
IRA ROLLOVER DTD 02/27/03
9130 CHERRY HILL CT
FT MYERS FL  33908-3648

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
COLUMBIA TRUST COMPANY                                    7.27%
MORRISON & HEAD LP
CHET W MORRISON
9903 SAUSALITO DRIVE
AUSTIN TX  78759-6103

MERRILL LYNCH PIERCE FENNER & SMITH                       6.09%
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS
ATTN FUND ADMINISTRATION #97E96
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL  32246-6484

GROWTH FUND-Z

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
FLEET NATIONAL BANK                                       7.97%
FBO COLUMBIA OMNIBUS C/C
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY  14692-8900

HIGH YIELD FUND-A

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
CHARLES SCHWAB & CO INC                                   42.29%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN:MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

HIGH YIELD FUND-C

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
MERRILL LYNCH PIERCE FENNER & SMITH                       21.94%
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E FL 3
JACKSONVILLE FL  32246-6484

PERSHING LLC                                               6.87%
PO BOX 2052
JERSEY CITY NJ  07303-2052

HIGH YIELD FUND-D

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
MERRILL LYNCH PIERCE FENNER & SMITH                       11.43%
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS
ATTN FUND ADMINISTRATION #97E96
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL  32246-6484

HIGH YIELD FUND-Z

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
CHARLES SCHWAB & CO INC                                   24.78%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN:MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

FLEET NATIONAL BANK                                       24.14%
FBO CMC OMNIBUS C/C
ATTN VARIOUS
PO BOX 92800
ROCHESTER NY  14692-8900

NATIONAL FINANCIAL SERVICES LLC FOR                       14.01%
THE EXCLUSIVE BENEFIT OF OUR
CUSTOMERS
200 LIBERTY ST
ONE WORLD FINANCIAL CENTER
NEW YORK NY  10281-1003

FLEET NATIONAL BANK                                        8.95%
FBO CMC OMNIBUS C/R
ATTN VARIOUS
PO BOX 92800
ROCHESTER NY  14692-8900

INTERNATIONAL STOCK FUND-C

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
JORDAN R KUHR                                            22.38%
3 SOPHIA ST
MONSEY NY  10952-2010

A G EDWARDS & SONS INC FBO                                7.63%
NELPHISON DEALMEIDA
DEFBENE
A/C 0405-257459
1 N JEFFERSON AVE
SAINT LOUIS MO 63103-2287

A G EDWARDS & SONS INC CUST                               5.59%
FBO DARWIN P EUTO
ROLLOVER IRA
506 BRENDA DR
ALBEMARLE NC  28001-9711

LPL FINANCIAL SERVICES                                    5.02%
A/C 2024-5103
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

INTERNATIONAL STOCK FUND-D

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
ATTN MUTUAL FUNDS                                         5.02%
FISERV SECURITIES INC
FAO 17521163
ONE COMMERCE SQUARE
2005 MARKET STREET SUITE 1200
PHILADELPHIA PA  19103-7008

INTERNATIONAL STOCK FUND-Z

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
FLEET NATIONAL BANK                                       41.52%
FBO CMC OMNIBUS C/C
ATTN VARIOUS
PO BOX 92800
ROCHESTER NY  14692-8900

FLEET NATIONAL BANK                                       12.05%
FBO CMC OMNIBUS C/R
ATTN VARIOUS
PO BOX 92800
ROCHESTER NY  14692-8900

FLEET NATIONAL BANK                                        5.00%
FBO CMC OMNIBUS R/R
ATTN VARIOUS
PO BOX 92800
ROCHESTER NY  14692-8900

MID CAP GROWTH FUND-C

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
ATTN MUTUAL FUNDS                                         61.12%
FISERV SECURITIES INC
FAO 17434316
ONE COMMERCE SQUARE
2005 MARKET STREET SUITE 1200
PHILADELPHIA PA  19103-7008

LPL FINANCIAL SERVICES                                    18.19%
A/C 1250-5374
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

LPL FINANCIAL SERVICES                                    17.63%
A/C 2377-7452
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

MID CAP GROWTH FUND-D

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
EDWARD D JONES & CO F/A/O                                 6.39%
BEULAH MAE JONES MITCHELL TTEE
U/A DTD 6/5/96 FOR
EDJ# 277-03316-1-5
PO BOX 2500
MARYLAND HTS MO  63043-8500

US CLEARING CORP                                          5.61%
FBO 236-21936-13
26 BROADWAY
NEW YORK NY  10004-1703

US CLEARING CORP                                          5.10%
FBO 599-12682-19
26 BROADWAY
NEW YORK NY  10004-1703

MID CAP GROWTH FUND-Z

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
CHARLES SCHWAB & CO INC                                   9.92%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN:MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

FLEET NATIONAL BANK                                       9.16%
FBO CMC OMNIBUS C/C
ATTN VARIOUS
PO BOX 92800
ROCHESTER NY  14692-8900

STANDARD INSURANCE COMPANY                                5.58%
ATTN: SEPARATE ACCOUNT A/P11D
1100 SW SIXTH AVENUE
PORTLAND OR  97204-1020

NATIONAL MUNICIPAL BOND FUND-A

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
NFSC FEBO # W16-094595                                    8.46%
JENNIFER BERKELEY
31 VIRGINIA RD
MAPLEWOOD NJ  07040-1232

DOROTHY W POWERS                                          8.12%
12011 N 52ND ST
TAMPA FL  33617-1443

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
PERSHING LLC                                              7.10%
PO BOX 2052
JERSEY CITY NJ  07303-2052

LPL FINANCIAL SERVICES                                    6.47%
A/C 6910-8052
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

UBS FINANCIAL SERVICES INC.                               6.46%
ROBERT R BRAUN TRUSTEE
EVA BRAUN TESTATRUST
DTD 2-12-91
PO BOX 183
HUMPHREY NE 68642-0183

UBS FINANCIAL SERVICES INC.                               6.27%
CARRIE SHANLE TTEE
RYSTROM FAMILYTRUST
DTD 8-19-94
3914 25TH ST APT 20
COLUMBUS NE  68601-2275

PERSHING LLC                                              5.98%
PO BOX 2052
JERSEY CITY NJ  07303-2052

AMERICAN ENTERPRISE INVESTMENT SVCS                       5.78%
FBO 217284721
PO BOX 9446
MINNEAPOLIS MN 55440-9446

NATIONAL MUNICIPAL BOND FUND-C

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
ATTN BLUNT WHITE                                         57.38%
WEXFORD SECURITIES LLC FBO
PEOPLES BANK ESCROW AGENT
DAVID G LATTIZORI
ESCROW ACCOUNT
NORWICH CT  06360

UBS FINANCIAL SERVICES INC FBO                            8.10%
WALTER J GESE
RONALD W GESE JTWROS
3711 W HEROY AVE
SPOKANE WA  99205-1817

UBS FINANCIAL SERVICES INC FBO                            7.98%
COLLEEN J MCNICHOLS
4327 S MAGNOLIA ST
SPOKANE WA  99203-4328

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
UBS FINANCIAL SERVICES INC FBO                            6.79%
PAUL H MEIER &
LORA R MEIER TIC
2105 N BELT ST
SPOKANE WA  99205-4043

UBS FINANCIAL SERVICES INC FBO                            5.50%
JUNE R EDWARDS TTEE
JUNE R EDWARDS REVOCLIVTRUST
U/A DTD 4/17/98
2313 VENTANA XING
MARIETTA GA  30062-7749

NATIONAL MUNICIPAL BOND FUND-D

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
J J B HILLIARD W L LYONS INC                             21.65%
MARY MASON COMMUNITY
A/C 6085-8209
501 S 4TH ST
LOUISVILLE KY 40202-2520

PERSHING LLC                                             20.10%
PO BOX 2052
JERSEY CITY NJ  07303-2052

FIRST CLEARING CORP                                      10.56%
A/C 1155-7195
DANIEL ANDREUCCI &
JEANNE P ANDREUCCI
1657 CONNOR RD
SOUTH PARK PA  15129-9036

US CLEARING CORP                                          9.40%
FBO 236-21831-19
26 BROADWAY
NEW YORK NY  10004-1703

MERRILL LYNCH PIERCE FENNER & SMITH                       6.05%
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS
ATTN FUND ADMINISTRATION #97E96
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL  32246-6484

US CLEARING CORP                                          5.10%
FBO 599-10131-10
26 BROADWAY
NEW YORK NY  10004-1703

LPL FINANCIAL SERVICES                                    5.08%
A/C 7755-7245
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
US CLEARING CORP                                          5.01%
FBO 592-08498-16
26 BROADWAY
NEW YORK NY  10004-1703

NATIONAL MUNICIPAL BOND FUND-Z

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
GUNILLA FINROW                                            8.50%
80 E ROANOKE ST APT 7
SEATTLE WA  98102-3242

FLEET NATIONAL BANK                                       6.55%
FBO COLUMBIA OMNIBUS C/C
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY  14692-8900

OREGON MUNICIPAL BOND FUND-C

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
RAYMOND JAMES & ASSOC INC                                 98.03%
FBO SAUNDERS BARNEY
BIN# 52187574
880 CARILLON PKWY
ST PETERSBURG FL  33716-1100

OREGON MUNICIPAL BOND FUND-D

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
DAIN RAUSCHER INC FBO                                     20.72%
LEWIS F ROTH
LEWIS F ROTH REVOCLIVTRUST
U/A DTD 07/31/1991
4798 BECKER CIR SE
ALBANY OR  97322-7139

LPL FINANCIAL SERVICES                                    12.82%
A/C 3538-3593
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

PERSHING LLC                                              12.46%
PO BOX 2052
JERSEY CITY NJ  07303-2052

DAIN RAUSCHER INC FBO                                     11.04%
RUTH LEAR
RUTH C LEAR TRUST
U/A DTD 09/13/1989
440 NW ELKS DR APT 101
CORVALLIS OR  97330-3747

LPL FINANCIAL SERVICES                                    10.53%
A/C 3925-8809
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
AMERICAN ENTERPRISE INVESTMENT SVCS                       6.56%
FBO 307349171
PO BOX 9446
MINNEAPOLIS MN 55440-9446

NFSC FEBO # 0C3-185612                                    6.49%
FREDERICK A J KINGERY
FREDERICK A J KINGERY
U/A 11/27/1995
4163 SW GREENLEAF CT
PORTLAND OR  97221-3271

AMERICAN ENTERPRISE INVESTMENT SVCS                       6.17%
FBO 304417451
PO BOX 9446
MINNEAPOLIS MN 55440-9446

OREGON MUNICIPAL BOND FUND-Z

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
CHARLES SCHWAB & CO INC                                   6.80%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN:MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

REAL ESTATE EQUITY FUND-A

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
FTC & CO                                                  42.88%
A/C # 00087
DATALYNX
PO BOX 173736
DENVER CO  80217-3736

CHARLES SCHWAB & CO INC                                   23.58%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN: MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

NATIONWIDE TRUST CO FSB                                    7.15%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH  43218-2029

REAL ESTATE EQUITY FUND-C

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
FIRST CLEARING CORPORATION                                33.77%
A/C 6966-9056
GEORGE J SAVINE JR
JUDY M SAVINE
108 JOSPEN CT
ALTOONA PA  16602-7525

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
FIRST CLEARING LLC                                        14.09%
A/C 8695-3358
CALVIN WELLS
6500 SHARON HILLS RD
CHARLOTTE NC 28210-7047

LPL FINANCIAL SERVICES                                    10.61%
A/C 3262-4438
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

A G EDWARDS & SONS INC CUST                                8.40%
FBO FREDERICK C NOYES ROTH IRA
191 LYONS PLAIN RD
WESTON CT  06883-2408

REAL ESTATE EQUITY FUND-D

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
FIRST CLEARING LLC                                        5.66%
A/C 6326-2843
ARNI L NASHBAR AND
8911 BLOOMFIELD BLVD
SARASOTA FL  34238-4452

REAL ESTATE EQUITY FUND-Z

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
CHARLES SCHWAB & CO INC                                   32.75%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN: MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

FLEET NATIONAL BANK                                       13.10%
FBO CMC OMNIBUS C/C
ATTN VARIOUS
PO BOX 92800
ROCHESTER NY  14692-8900

NATIONAL FINANCIAL SERVICES LLC FOR                       10.95%
THE EXCLUSIVE BENEFIT OF OUR
CUSTOMERS
200 LIBERTY ST
ONE WORLD FINANCIAL CENTER
NEW YORK NY  10281-1003

FLEET NATIONAL BANK                                        5.41%
FBO CMC OMNIBUS C/R
ATTN VARIOUS
PO BOX 92800
ROCHESTER NY  14692-8900

SHORT TERM BOND FUND-A

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
CHARLES SCHWAB & CO                                      15.85%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN: MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

PERSHING LLC                                              7.67%
PO BOX 2052
JERSEY CITY NJ  07303-2052

US CLEARING CORP                                          5.03%
FBO 102-59241-17
26 BROADWAY
NEW YORK NY  10004-1703

MERRILL LYNCH PIERCE FENNER & SMITH                       5.02%
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS
ATTN FUND ADMINISTRATION #97E96
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL  32246-6484

SHORT TERM BOND FUND-C

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
A G EDWARDS & SONS INC FBO                                8.79%
JOHN R KILGORE
SOLE PROPRIETOR
A/C 0331-288985
1 N JEFFERSON AVE
SAINT LOUIS MO 63103-2287

J J B HILLIARD W L LYONS INC                              5.50%
DWIGHT P PLOWMAN
A/C 7357-0516
501 S 4TH ST
LOUISVILLE KY 40202-2520

CITIGROUP GLOBAL MARKETS INC.                             5.49%
00164723617
333 WEST 34TH STREET - 3RD FLOOR
NEW YORK NY  10001-2402

SHORT TERM BOND FUND-G

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
MELODY J WILDER                                           5.44%
4 WINDSOR ST
HAVERHILL MA  01830-4127

SHORT TERM BOND FUND-Z

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
FLEET NATIONAL BANK                                       45.11%
FBO CMC OMNIBUS C/C
ATTN VARIOUS
PO BOX 92800
ROCHESTER NY  14692-8900

FLEET NATIONAL BANK                                       16.42%
FBO CMC OMNIBUS C/R
ATTN VARIOUS
PO BOX 92800
ROCHESTER NY  14692-8900

FLEET NATIONAL BANK                                       9.64%
FBO CMC OMNIBUS R/R
ATTN VARIOUS
PO BOX 92800
ROCHESTER NY  14692-8900

SMALL CAP GROWTH FUND-Z

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
SAXON AND CO                                             12.54%
OMNIBUS
PO BOX 7780-1888
PHILADELPHIA PA  19182-0001

CHARLES SCHWAB & CO INC                                   7.55%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN: MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

NORTHERN TRUST CO TTEE                                    6.60%
INTERMOUNTAIN HEALTH CARE 401K
PO BOX 92994
CHICAGO IL  60675-2994

WELLS FARGO BANK MN NA                                    5.54%
FBO DESERET MUTUAL FUND
THRIFT PLAN 401K
PO BOX 1533
MINNEAPOLIS MN  55479-0001

STANDARD INSURANCE COMPANY                                5.52%
ATTN: SEPARATE ACCOUNT A/P11D
1100 SW SIXTH AVENUE
PORTLAND OR  97204-1020

STRATEGIC INVESTOR FUND-A

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
CHARLES SCHWAB & CO INC                                   18.40%
SPECIAL CUSTODY A/C FOR BENFT CUST
ATTN MUTUAL FUND
101 MONTGOMERY STREET
SAN FRANCISCO CA  94104-4122

STRATEGIC INVESTOR FUND-C

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
LPL FINANCIAL SERVICES                                    27.11%
A/C 5009-1080
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

ATTN MUTUAL FUNDS                                         24.08%
FISERV SECURITIES INC
FAO 14261804
ONE COMMERCE SQUARE
2005 MARKET STREET SUITE 1200
PHILADELPHIA PA  19103-7008

AMERICAN ENTERPRISE INVESTMENT SVCS                       23.70%
FBO 305941131
PO BOX 9446
MINNEAPOLIS MN 55440-9446

A G EDWARDS & SONS                                        13.23%
BARBARA R GRIFFITH
SEP IRA ACCOUNT
41 CANYON CREST DR
CORONA DL MAR CA  92625-1142

STRATEGIC INVESTOR FUND-D

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
CITIGROUP GLOBAL MARKETS INC                             24.54%
00112C36359
333 W 34TH ST FL 3
NEW YORK NY  10001-2402

LPL FINANCIAL SERVICES                                    5.93%
A/C 4599-4330
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

STRATEGIC INVESTOR FUND-Z

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
CHARLES SCHWAB & CO INC                                  12.23%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
ATTN: MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

NATIONAL FINANCIAL SERVICES LLC FOR                       6.45%
THE EXCLUSIVE BENEFIT OF OUR
CUSTOMERS
ONE WORLD FINANCIAL CENTER
200 LIBERTY ST
NEW YORK NY  10281-1003

TECHNOLOGY FUND-A

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
AMERICAN ENTERPRISE INVESTMENT SVCS                      20.85%
FBO 315840141
PO BOX 9446
MINNEAPOLIS MN 55440-9446

COLUMBIA TRUST COMPANY IRA                                6.42%
MICHAEL KAMENITSKY
165 NORTH ST
WALLINGFORD CT  06492-3247

TECHNOLOGY FUND-C

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
US CLEARING CORP                                          61.18%
FBO 597-12870-15
26 BROADWAY
NEW YORK NY  10004-1703

US CLEARING CORP                                          14.98%
FBO 157-10947-11
26 BROADWAY
NEW YORK NY  10004-1703

E*TRADE CLEARING LLC                                      11.54%
A/C 1195-4855
ROBERT J CAVESE
PO BOX 989030
SACRAMENTO CA 95798-9030

TECHNOLOGY FUND-D

         NAME AND ADDRESS               PERCENT OF SHARES HELD AT NOVEMBER 30, 2003
         ----------------               -------------------------------------------
LPL FINANCIAL SERVICES                                    28.94%
A/C 1120-6690
9785 TOWNE CENTRE DR
SAN DIEGO CA  92121-1968

AMERICAN ENTERPRISE INVESTMENT SVCS                       26.74%
FBO 312174581
PO BOX 9446
MINNEAPOLIS MN 55440-9446

COLUMBIA TRUST COMPANY                                    20.70%
THOMASVILLE HOME FURNISHINGS OF AZ
BRANDON D LEVALLEY
18971 CAMINITO CANTILENA #19
SAN DEIGO CA  92128


Class R shares of the Fund were initially offered on April __, 2004.


PROXY VOTING POLICY AND PROCEDURES



The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board of Directors of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.



The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of the Funds in light of the potential economic return on the Funds' investment.



The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.


The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.


The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix A. In accordance with SEC regulations, the Fund's proxy voting record for the twelve-month period ended June 30, 2004 will be filed with the SEC no later than August 31, 2004.

          INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES

         The investment advisor to each of the Funds is Columbia Management Advisors, Inc. (the "Advisor"). Effective October 31, 2002, the Advisor succeeded to the business of Columbia Funds Management Company ("CFMC"), the former advisor to the Funds and an entity under common control with the Advisor. The transfer to the Advisor did not result in a change in the actual control or management of the advisory business of CFMC. The Advisor has entered into an investment contract with each Fund. Pursuant to the investment contract, the Advisor provides research, advice, and supervision with respect to investment matters and determines which securities to purchase or sell and what portion of the Fund's assets to invest.

         The Advisor provides office space and pays all executive salaries and executive expenses of the Fund. The Fund assumes its costs relating to corporate matters, cost of services to shareholders, transfer and dividend paying agent fees, custodian fees, legal and auditing expenses, disinterested director fees, taxes and governmental fees, interest, brokers' commissions, transaction expenses, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase, or redemption of its shares, expenses of registering or qualifying its shares for sale, transfer taxes, and all other expenses of preparing its registration statement, prospectuses, and reports.

         Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund. For the following Funds, the advisory fee is calculated as a percentage of net assets that declines as net assets increase, as follows:

Growth Fund                0.75% of the Fund's first $200 million of net assets;
                           0.625% of the next $300 million of net assets; and 0.50% of net assets in excess of $500 million.

Daily Income Company       0.50% of the Fund's first $500 million of net assets;
                           0.45% of the next $500 million of net assets; and 0.40% of net assets in excess of $1 billion.

Mid Cap Growth Fund        1.00% of the Fund's first $500 million of net assets;
                           and 0.75% of net assets in excess of $500 million.

International Stock Fund   1.00% of the Fund's first $500 million of net assets;
                           0.95% of the next $500 million of net assets; and 0.90% of net assets in excess of $1 billion.

         Advisory fees paid by each of the Funds for each of the last three fiscal years were as follows:

            FUND                   2003*          2002           2001
----------------------------    -----------    -----------    -----------
Common Stock Fund               $ 1,648,054    $ 3,238,954    $ 4,439,013
Growth Fund                     $ 3,414,673    $ 5,819,523    $ 8,377,937
International Stock Fund        $ 1,398,948    $ 1,375,061    $ 1,534,669
Mid Cap Growth Fund             $ 5,318,563    $ 6,341,031    $ 7,790,604
Small Cap Growth Fund           $ 3,458,104    $ 5,936,461    $ 5,137,830
Real Estate Fund                $ 4,042,456    $ 5,602,888    $ 3,752,707
Technology Fund                 $    79,533    $    98,750    $   103,027
Strategic Investor Fund         $ 1,276,121    $ 2,087,191    $   543,893
Balanced Fund                   $ 2,135,099    $ 4,095,196    $ 5,191,548
Short Term Bond Fund            $ 1,618,065    $   506,173    $   227,831
Fixed Income Securities Fund    $ 1,882,651    $ 2,477,847    $ 2,158,251
National Municipal Bond Fund    $    56,611    $    73,374    $    59,637
Oregon Municipal Bond Fund      $ 1,719,382    $ 2,513,517    $ 2,395,099
High Yield Fund                 $ 4,977,940    $ 2,629,803    $ 1,089,470
Daily Income Company            $ 3,195,776    $ 5,671,913    $ 5,765,043

------------

         *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

         A portion of the Advisor's fees are used to pay financial intermediaries for services they provide to investors who invest in the Funds through such financial intermediary. For the fiscal periods ended August 31, 2003 and December 31, 2002 and 2001, the Advisor and its affiliates paid $2,206,111, $2,953,946 and $2,184,122, respectively, to financial intermediaries on behalf of the Funds.

         Columbia Funds Services, Inc. ("CFS") acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CFS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. Each Fund pays the transfer agent an annual charge per open account as follows:

Equity Funds          $ 28.00
Fixed Income Funds    $ 34.00
Money Market Funds    $ 33.50

Each Fund will also pay for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CFS for transfer agent services. For certain classes of certain Funds, CFS has agreed to waive transfer agency fees in amounts and for periods more fully described in the relevant prospectus.

         The transfer agent fees paid to CFS for the fiscal year ended August 31, 2003 under each transfer agent agreement were $649,429 for the Common Stock Fund, $1,211,805 for the Growth Fund, $626,710 for the International Stock Fund, $1,137,543 for the Mid Cap Growth Fund, $770,117 for the Small Cap Growth Fund, $1,394,860 for the Real Estate Fund, $100,361 for the Technology Fund, $405,361 for the Strategic Investor Fund, $861,349 for the Balanced Fund, $349,807 for the Short Term Bond Fund, $661,730 for the Fixed Income Securities Fund, $329,673 for the Oregon Municipal Bond Fund, $1,256,455 for the High Yield Fund, $1,181,362 for the Daily Income Company and $17,644 for the National Municipal Bond Fund.

         The Trust, on behalf of the High Yield Fund, Short-Term Bond Fund and the Mid Cap Growth Fund, has adopted an administrative services plan that authorizes CFS to enter into agreements with plan administrators or other intermediaries ("Third Parties") which administer or provide services to qualified benefit plans that purchase Class R shares of the Fund. Under such agreements, CFS may pay the Third Parties an administrative services fee at the annual rate of up to 0.25% of the average daily net assets of the Class R shares attributable to such Third Parties. CFS may collect such fees directly from the Fund. All fees payable by the Fund shall be payable solely out of the assets of the Class R shares of the Fund.

         The Advisor performs certain administrative services for the Funds pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Advisor (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b) maintains and preserves in a secure manner the accounting records of the Funds;
(c) provides fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provides disaster planning. For the services rendered by the Advisor, each Fund has agreed to pay a minimum of $25,000 plus two basis points for fund accounting and $19,565 for financial reporting, with a maximum combined fee of $150,000. The Advisor will also be compensated for certain out-of-pocket expenses. The amount paid under this agreement to each of the Funds is set forth in the Funds' Annual Report, which is incorporated by reference into this Statement of Additional Information.

         Columbia Funds Distributor, Inc. fka Liberty Funds Distributor, Inc. ("CFD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund. CFD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.

For the fiscal years ended December 31, 2002 and August 31, 2003, the following sales charges were paid by shareholders in respect to Class A, D and T shares:


                                        CLASS A                 CLASS D                 CLASS T
                                ----------------------    --------------------    --------------------
                                   2003         2002        2003        2002        2003        2002
                                ----------    --------    --------    --------    --------    --------
Common Stock Fund               $    1,059    $     28    $    636    $     25          --          --
Growth Fund                     $   20,398    $    209    $  2,221    $    727          --          --

International Stock Fund        $   10,013    $  1,083    $    505    $    391          --          --
Mid Cap Growth Fund             $    6,808    $  1,911    $  2,756    $  1,670    $  1,155    $     52
Real Estate Equity Fund         $   75,728    $  8,850    $ 25,272    $  3,507          --          --
Technology Fund                 $    9,239          --    $     26          --          --          --
Strategic Investor Fund         $   11,042          --    $  1,888    $    112          --          --
Balanced Fund                   $   13,472          --    $  4,152    $  4,560          --          --
Short Term Bond Fund            $  271,445    $ 57,528    $126,488    $ 46,560    $  1,915    $      5
Fixed Income Securities Fund    $   40,896    $ 18,748    $ 27,930    $  3,026          --          --
National Municipal Bond Fund    $   12,057    $    474    $  4,101    $     47          --          --
Oregon Municipal Bond Fund      $   63,121    $ 13,688    $  7,760    $  4,783          --          --
High Yield Fund                 $1,410,289    $186,189    $728,950    $140,212          --          --

         For the fiscal years ended December 31, 2002 and August 31, 2003, CFD, as Distributor, retained the following fees:

                                                       COMMON STOCK FUND*
                                                          Class A Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate initial sales charges on Fund share sales    $  1,059    $     28

Initial sales charges retained by CFD                  $    166    $      4

Aggregate contingent deferred sales charges (CDSC)     $      0    $      0
   On Fund redemptions retained by CFD

                                                          Class B Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                        2003         2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $      7    $    250

                                                         Class D Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $      0    $      0

*Class A, B and D shares were initially offered on November 1, 2002.

                                                          GROWTH FUND*
                                                         Class A Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate initial sales charges on Fund share sales    $ 20,398    $    209

Initial sales charges retained by CFD                  $  2,534    $     27

Aggregate contingent deferred sales charges (CDSC)     $  1,109    $      0
   On Fund redemptions retained by CFD

                                                         Class B Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                        2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $    215    $      0

                                                         Class D Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $     50    $      0

                                                         Class G Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $ 19,518    $  2,921

*Class A, B, D and G shares were initially offered on November 1, 2002.

                                                       INTERNATIONAL STOCK FUND*
                                                             Class A Shares
                                                           Fiscal year ended,
                                                       -------------------------
                                                           2003         2002
                                                       -----------    ----------

Aggregate initial sales charges on Fund share sales    $    10,013    $    1,083

Initial sales charges retained by CFD                  $     7,096    $      156

Aggregate contingent deferred sales charges (CDSC)     $     2,087    $        0**
   On Fund redemptions retained by CFD

                                                          Class B Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $ 19,114    $  2,725

                                                          Class D Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003       2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $    106    $     34

*Class A, B and D shares were initially offered on November 1, 2002. **Rounds to less than one.

                                                       MID CAP GROWTH FUND*
                                                          Class A Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003       2002
                                                       --------    --------
Aggregate initial sales charges on Fund share sales    $  6,808    $  1,911

Initial sales charges retained by CFD                  $  1,056    $    252

Aggregate contingent deferred sales charges (CDSC)     $     22    $      1
   On Fund redemptions retained by CFD

                                                         Class B Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $  1,098    $  1,757

                                                         Class D Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003       2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $    119    $      0

                                                         Class G Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $  1,636    $     59

                                                         Class R Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate sales charges                                $      0    $      0


*Class A, B, D and G shares were initially offered on November 1, 2002. Class R shares, which are not subject to sales charges, were initially offered on April __, 2004.


                                                       REAL ESTATE EQUITY FUND*
                                                            Class A Shares
                                                           Fiscal year ended,
                                                       -------------------------
                                                          2003          2002
                                                       ----------    -----------
Aggregate initial sales charges on Fund share sales    $   75,728    $     8,850

Initial sales charges retained by CFD                  $   11,048    $     1,257

Aggregate contingent deferred sales charges (CDSC)     $        0    $         0
   On Fund redemptions retained by CFD

                                                         Class B Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $  1,450    $      0

                                                         Class D Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003       2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $    122    $      0

* Class A, B and D shares were initially offered on November 1, 2002.

                                                         TECHNOLOGY FUND*
                                                         Class A Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate initial sales charges on Fund share sales    $  9,239    $      0

Initial sales charges retained by CFD                  $    151    $      0

Aggregate contingent deferred sales charges (CDSC)     $      0    $      0
   On Fund redemptions retained by CFD

                                                          Class B Shares
                                                         Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $    154    $      0

                                                         Class D Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $     58    $      0

*Class A, B and D shares were initially offered on November 1, 2002.

                                                       STRATEGIC INVESTOR FUND*
                                                            Class A Shares
                                                          Fiscal year ended,
                                                       -------------------------
                                                          2003           2002
                                                       ----------     ----------
Aggregate initial sales charges on Fund share sales    $   11,042     $        0

Initial sales charges retained by CFD                  $    1,674     $       47

Aggregate contingent deferred sales charges (CDSC)     $      280     $        0
   On Fund redemptions retained by CFD

                                                         Class B Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $  6,849    $    853

                                                         Class D Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $     92    $      0

*Class A, B and D shares were initially offered on November 1, 2002.

                                                         BALANCED FUND*
                                                         Class A Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate initial sales charges on Fund share sales    $ 13,472    $      0

Initial sales charges retained by CFD                  $  1,584    $      0

Aggregate contingent deferred sales charges (CDSC)     $     77    $      0
   On Fund redemptions retained by CFD

                                                         Class B Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $  4,927    $    250

                                                         Class D Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $    150    $      0

*Class A, B and D shares were initially offered on November 1, 2002.

                                                       SHORT TERM BOND FUND*
                                                          Class A Shares
                                                         Fiscal year ended,
                                                       --------------------
                                                         2003        2002
                                                       --------    --------
Aggregate initial sales charges on Fund share sales    $271,445    $ 57,528

Initial sales charges retained by CFD                  $ 34,079    $  6,688

Aggregate contingent deferred sales charges (CDSC)     $    953    $      0
   On Fund redemptions retained by CFD

                                                         Class B Shares
                                                        Fiscal year ended,
                                                       --------------------
                                                         2003       2002
                                                       --------    --------
Aggregate CDSC on Fund redemptions retained by CFD     $ 52,350    $    718

                                                                Class D Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate CDSC on Fund redemptions retained by CFD          $16,823         $ 92

                                                                Class G Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate CDSC on Fund redemptions retained by CFD          $ 5,151         $  0

                                                                Class R Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate sales charges                                       $  0          $  0


*Class A, B, D and G shares were initially offered on November 1, 2002. Class R shares, which are not subject to sales charges, were initially offered on April __, 2004.


                                                        FIXED INCOME SECURITIES FUND*
                                                                Class A Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate initial sales charges on Fund share sales         $40,896       $18,748

Initial sales charges retained by CFD                       $ 4,172       $ 2,252

Aggregate contingent deferred sales charges (CDSC)          $     0       $     0
   On Fund redemptions retained by CFD

                                                                Class B Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----

Aggregate CDSC on Fund redemptions retained by CFD          $ 6,586         $ 83

                                                                Class D Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate CDSC on Fund redemptions retained by CFD          $ 2,841         $  0

*Class A, B and D shares were initially offered on November 1, 2002.

                                                        NATIONAL MUNICIPAL BOND FUND*
                                                                Class A Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate initial sales charges on Fund share sales         $12,057         $474

Initial sales charges retained by CFD                       $ 1,276         $  5

Aggregate contingent deferred sales charges (CDSC)          $     0         $  0
   On Fund redemptions retained by CFD

                                                                Class B Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate CDSC on Fund redemptions retained by CFD            $  0          $  0

                                                                Class D Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate CDSC on Fund redemptions retained by CFD            $121          $  0

*Class A, B and D shares were initially offered on November 1, 2002.

                                                        OREGON MUNICIPAL BOND FUND*
                                                                Class A Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate initial sales charges on Fund share sales         $63,121       $13,688

Initial sales charges retained by CFD                       $ 6,909       $   584

Aggregate contingent deferred sales charges (CDSC)          $     0       $     0
   On Fund redemptions retained by CFD

                                                                Class B Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate CDSC on Fund redemptions retained by CFD            $625         $2,476

                                                                Class D Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate CDSC on Fund redemptions retained by CFD           $2,100         $246

*Class A, B and D shares were initially offered on November 1, 2002.

                                                               HIGH YIELD FUND*
                                                                Class A Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate initial sales charges on Fund share sales        $1,410,289     $186,189

Initial sales charges retained by CFD                      $  158,986     $ 10,152

Aggregate contingent deferred sales charges (CDSC)         $    8,066     $      0
   On Fund redemptions retained by CFD

                                                                Class B Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate CDSC on Fund redemptions retained by CFD          $73,004        $1,194

                                                                Class D Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate CDSC on Fund redemptions retained by CFD           $42,091        $  2

                                                                Class R Shares
                                                              Fiscal year ended,
                                                              2003          2002
                                                              ----          ----
Aggregate CDSC on Fund redemptions retained by CFD            $  0          $  0

*Class A, B and D shares were initially offered on November 1, 2002. Class R shares, which are not subject to sales charges, were initially offered on [ ], 2004.

         The Advisor, CFD and CFS are wholly owned subsidiaries of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation ("Fleet"). Fleet and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

                             PORTFOLIO TRANSACTIONS

         Each Fund, other than the Strategic Investor Fund, will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices, or the Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held. This may result in a higher portfolio turnover rate and increase a Fund's transaction costs, including brokerage commissions. To the extent short-term trades result in gains on securities held less than one year, shareholders will be subject to taxes at ordinary income rates. See "TAXES" in this Statement of Additional Information.

         The Funds may purchase their portfolio securities through a securities broker and pay the broker a commission, or they may purchase the securities directly from a dealer which acts as principal and sells securities directly for its own account without charging a commission. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. The Funds may also purchase securities from underwriters, the price of which will include a commission or discount paid by the issuer to the underwriter. There is generally no stated commission in the case of fixed income securities that are traded in the over-the-counter market, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up.

         Prompt execution of orders at the most favorable price will be the primary consideration of the Funds in transactions where fees or commissions are involved. Additional factors considered by the Advisor in selecting brokers to execute a transaction include the: (i) professional capability of the executing broker and the value and quality of the brokerage services provided; (ii) size and type of transaction; (iii) timing of transaction in the context of market prices and trends; (iv) nature and character of markets for the security to be purchased or sold; (v) the broker's execution efficiency and settlement capability; (vi) the broker's experience and financial stability and the execution services it renders to the Advisor on a continuing basis; and (vii) reasonableness of commission.

         Research, statistical, and other services offered by the broker also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. A commission in excess of the amount of a commission another broker or dealer would have charged for effecting a transaction may be paid by a Fund if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to the Fund.

         The Advisor receives a significant amount of proprietary research from a number of brokerage firms, in most cases on an unsolicited basis. The Advisor does not make any commitments to allocate brokerage for proprietary research. The value of that research, however, is considered along with other factors in the selection of brokers. This research is considered supplemental to the Advisor's own internal research and does not, therefore, materially reduce the overall expenses incurred by the Advisor for its research. On a semi-annual basis, the Advisor's research analysts and portfolio managers participate in a detailed internal survey regarding the value of proprietary research and the skills or contributions made by the various brokerage analysts to the Advisor's investment process. Firms are then confidentially ranked based on that survey. Brokerage allocations are then made, as much as reasonably possible, based on those rankings.

         The Advisor may use a Fund's commissions to acquire third party research or products that are not available through its full-service brokers. In these arrangements, the Advisor pays an executing broker a commission equal to the average rate paid on all other trades and achieves what it believes is best execution on the trade. The executing broker then uses a portion of the commission to pay for a specific research service or product provided to the Advisor. Proposed research to be acquired in this manner must be approved by the Advisor's Soft Dollar Committee which is responsible for determining that the research provides appropriate assistance to the Advisor in connection with its investment management of the Funds and that the price paid with broker commissions is fair and reasonable.

         The receipt of proprietary and third party research services or products from brokers or dealers might be useful to the Advisor and its affiliates in rendering investment management services to the Funds or other clients. Conversely, research provided by brokers or dealers who have executed orders on behalf of other clients of the Advisor and its affiliates might be useful to the Advisor in carrying out its obligations to a Fund.

         Total brokerage commissions paid (agency only) by each of the respective Funds for each of the last three fiscal years were:

FUND                                     2003*          2002            2001
----                                  ----------     ----------      ----------
Common Stock Fund                     $1,511,696     $2,190,926      $2,035,596
Growth Fund                           $3,916,262     $5,689,484      $3,889,565
Mid Cap Growth Fund                   $2,792,191     $2,756,879      $3,044,514
Small Cap Growth Fund                 $2,274,813     $2,664,649      $1,012,497
Real Estate Fund                      $1,359,961     $  852,884      $  982,759
Balanced Fund                         $1,432,505     $1,960,887      $1,668,686
Technology Fund                       $  528,962     $  296,070      $   55,309

FUND                                     2003*          2002            2001
----                                  ----------     ----------      ----------
Strategic Investor Fund               $950,489       $2,297,858      $915,632

         *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

         No agency brokerage commissions were paid by the Fixed Income Securities Fund, High Yield Fund, International Stock Fund, National Municipal Bond Fund, Short Term Bond Fund, Daily Income Company or the Oregon Municipal Bond Fund during the last three years. Of the commissions paid in 2003, the Common Stock Fund paid $255,445, the Growth Fund paid $246,863, the Mid Cap Growth Fund paid $136,871, the Small Cap Growth Fund paid $164,384, the Balanced Fund paid $233,506, the Real Estate Fund paid $40,668, the Strategic Investor Fund paid $54,858, and the Technology Fund paid $28,744 to acquire third-party research or products.

         Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During the years listed, the Funds periodically used Robertson Stephens and Fleet Institutional Trading, affiliated broker-dealers of the Advisor, to execute purchase and sale orders. The aggregate dollar amount of brokerage commissions paid to Robertson Stephens for the fiscal years 2001, 2002, and 2003 is as follows:

FUND                          2003*          2002         2001
----                          ----           ----         ----
Small Cap Growth Fund         $  0          $     0      $   300
Balanced Fund                 $  0          $ 9,330      $ 6,300
Mid Cap Growth Fund           $  0          $     0      $ 7,312
Growth Fund                   $  0          $ 3,460      $28,880
Real Estate Equity Fund       $  0          $     0      $15,612
Strategic Investor Fund       $  0          $11,510      $ 2,400
Common Stock Fund             $  0          $ 2,020      $     0

         The aggregate dollar amount of brokerage commissions paid to Fleet Institutional Trading for fiscal years 2002 and 2003 is as follows:

FUND                           2003*        2002
----                           ----         ----
Balanced Fund                $     0     $   750
Strategic Investor Fund      $34,125     $23,875
Common Stock Fund            $     0     $ 1,000

*The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

         For all years, the aggregate dollar amount of purchase and sale transactions and total broker commissions were less than 1% of each Fund's total purchase and sale transactions and broker commissions. In addition to agency transactions, the Funds may purchase securities from an underwriting syndicate in which an affiliate is a member of the underwriting syndicate. Such trades will be executed in accordance with the rules and regulations of the 1940 Act, as well as procedures adopted by the Funds.

         Buy and sell orders of a Fund may be aggregated by the Advisor with other trades made at the regional trading desk at which the trade is completed with those of other Funds or accounts or other investment pools managed by the Advisor or affiliates of the Advisor to achieve best execution, and, on the average, lower brokerage commission costs. Orders are aggregated only if the Advisor, in the exercise of its investment discretion, believes such aggregation is consistent with its duty to seek best execution and if each client involved in the order is treated fairly and on an equitable basis. Each client that participates in an aggregated order will typically participate at the average share price for all transactions in that order, with all transaction costs shared on a pro rata basis. Absent unusual circumstances, an aggregated order that is only partially completed by the Advisor will be allocated to each client on a pro rata basis based on the percentage of the combined order actually filled. Notwithstanding the above, the Advisor may execute buy and sell orders for clients and take action in performance of its duties with respect to any of its clients that may differ from actions taken with respect to another client with similar investment policies and objectives, so long as the Advisor shall, to the extent practical, allocate investment opportunities to clients over a period of time on a fair and equitable basis and in accordance with applicable law.

         Allocations among accounts managed by the Advisor of investments in initial and secondary public offerings ("IPOs and "SPOs," jointly "POs") are made pursuant to Guidelines (the "Guidelines") established by the Advisor. The Guidelines establish which accounts are eligible to participate in a particular PO and what level of participation is permitted. After eligible accounts are identified, each manager receives, on behalf of his or her accounts, a pro rata share of such allocation. The allocation by the manager among his or her accounts is further divided among such accounts on a pro rata basis. A manager may decline to participate in an offering, or may elect to not have all accounts participate, even if his or her accounts are eligible to participate pursuant to the guidelines if he or she believes that the PO is not appropriate for his or her accounts or an individual account. A manager who declines to participate must document the basis of his or her decision not to participate. Over time, allocations to eligible accounts for which an PO opportunity is appropriate will be made on a fair and equitable basis.

         The Advisor, CFD and the Funds maintain a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (the "Ethics Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The Ethics Code does not prohibit employees from purchasing securities that may be purchased or held by the Funds, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Funds or the Advisor's other clients or take unfair advantage of their relationship with the Advisor. The specific standards in the Ethics Code include, among others, a requirement that trades of all access persons be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers trading in a security five business days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as U.S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Ethics Code because they present little or no potential for abuse. In addition to the trading restrictions, the Ethics Code contains reporting obligations that are designed to ensure compliance and allow the Advisor's Ethics Committee to monitor that compliance.

         The Advisor and the Funds have also adopted an Insider Trading Policy. The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Ethics Code and the Insider Trading Policy.

                       CAPITAL STOCK AND OTHER SECURITIES

         Each Fund is an Oregon corporation and was organized in the year set forth below opposite its name.

FUND                                             DATE
----                                             ----
Common Stock Fund                                1991
Growth Fund                                      1967
International Stock Fund                         1992
Mid Cap Growth Fund                              1985
Small Cap Growth Fund                            1996
Real Estate Fund                                 1994
Technology Fund                                  2000
Strategic Investor Fund                          2000
Balanced Fund                                    1991
Short Term Bond Fund                             1986
Fixed Income Securities Fund                     1983
National Municipal Bond Fund                     1999
Oregon Municipal Bond Fund                       1984
High Yield Fund                                  1993
Daily Income Company                             1974

         Each Fund offers some or all of the following classes of shares pursuant to a Rule 18f-3 Plan (the "Plan") adopted by the Directors in accordance with the 1940 Act: Class A, B, C, D, G, T and Z. The Mid Cap Growth Fund, Short Term Growth Fund and High Yield Fund also offer Class R shares through the Plan. Shares of each class of a Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other relative rights, preferences, limitations, and terms and conditions, except that: (1) each class has a different designation, (2) each class of shares bears any expenses attributable to a class as set forth in the Plan and the relevant Prospectus, (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution and service plan adopted under Rule 12b-1, if any, and (4) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class has the particular features described below. The differences among the classes of the Funds are subject to change by action of the Board of Directors of each Fund and to the extent permitted by the 1940 Act and each Fund's articles of incorporation and bylaws. All issued and outstanding shares of a Fund are fully paid and nonassessable. Shares have no preemptive rights. Fractional shares have the same rights proportionately as full shares. The shares of a Fund do not have cumulative voting rights, which means that the holders of more than 50 percent of the shares of the Fund, voting for the election of directors, can elect all the directors.

         Except as indicated in Appendix I, Class G shares of a Fund (other than the Growth Fund) automatically convert into Class T shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class T and G shares. Class G shares of the Growth Fund automatically convert into Class A shares of that Fund at the time disclosed in the Fund's Prospectus for Class G shares. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class A, B, C and D shares.

         Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 18 months (12 months in the case of Class C and D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.

         Any reference to the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of a Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting, if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (ii) more than 50 percent of the outstanding shares, whichever is less.

                           DISTRIBUTION AND SERVICING

RULE 12B-1 DISTRIBUTION PLAN

         The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Funds' Class A, B, C, D, G and R shares. Under the 12b-1 Plan, each Fund pays CFD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B, C and D shares. Each Fund may also pay CFD monthly a distribution fee at an annual rate of 0.10% of the Fund's daily net assets attributed to Class A shares and up to 0.75% of the Fund's average daily net assets attributable to Class B, C and D shares. The Funds' Board of Directors currently limits payments under the 12b-1 Plan for Class A shares to 0.25% annually. Also under the 12b-1 Plan, the Growth Fund, Mid Cap Growth Fund and Short Term Bond Fund pay CFD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Growth Fund, Mid Cap Growth Fund and Short Term Bond Fund also pay CFD monthly a distribution fee at an annual rate of up to 0.65% of the Fund's average daily net assets attributed to Class G shares. The Mid Cap Growth Fund, Short Term Bond Fund and High Yield Fund also pay CFD monthly a distribution fee at an annual rate of up to 0.50% of the average daily net assets attributable to Class R Shares.

         CFD has also voluntarily agreed to waive a portion of the Short Term Bond Fund Class C and Class D distribution fees so that these fees do not exceed 0.40% annually of the Class D's average daily net assets. For the National Municipal Bond Fund and Oregon Municipal Bond Fund, CFD has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.65% annually of Class D's average daily net assets. For the Fixed Income Securities Fund and High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.85% annually of the Class D's average daily net assets.

         The monthly service and distribution fees shall be used by CFD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CFD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Funds' shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above; or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

         Shareholder Liaison Services may include the following services provided by financial services firms ("FSFs"): (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CFD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and
(d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and (c) providing a service to invest the assets of customers in Class G shares.

         CFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CFD's expenses, CFD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs.

         At this time, the total Class G service and distribution fees have been limited to 0.95% for the Growth Fund and Mid Cap Growth Fund and 0.80% for the Short Term Bond Fund. These limitations may be modified or terminated by the Board of Directors at any time.

SHAREHOLDER SERVICES PLAN

         The Board of Directors has approved a Shareholder Services Plan (the "Services Plan") for Class T shares of the Mid Cap Growth Fund and the Short Term Bond Fund. Under the Services Plan, these two Funds may pay FSFs a monthly service fee up to an annual rate of 0.50% of the Fund's net assets attributed to Class T shares beneficially owned by the customers of the FSFs, made up of 0.25% for Shareholder Liaison Services and 0.25% for Administrative Support Services, to compensate FSFs for providing services to beneficial owners of Class T shares. At this time, the fees payable by the holders of Class T shares pursuant to the Services Plan have been limited to 0.30% for the Mid Cap Growth Fund and 0.15% for the Short Term Bond Fund. The Services Plan provides that the FSFs will waive the fees to the extent that net investment income attributable to Class T shares earned in the applicable period is less than the fees due for such period.

         [The Board of Directors has approved a Shareholder Services Plan for Class R shares of the Mid Cap Growth Fund, Short Term Bond Fund and High Yield Fund. Under the Services Plan, these two Funds may pay FSFs a monthly service fee up to an annual rate of 0.25% of the Fund's net assets attributed to Class R shares beneficially owned by the customers of the FSFs.]

TERMS OF THE 12b-1 AND SERVICES PLAN

         CFD has advised the Funds that the 12b-1 Plan and the Services Plan could be significant factors in the growth and retention of the Funds' assets, resulting in a more advantageous expense ratio, increased investment flexibility and a greater ability to attract and retain research and portfolio management talent, which could benefit each class of the Funds' shareholders. The 12b-1 Plan and the Services Plan will continue in effect from year to year so long as their continuance is specifically approved at least annually by a vote of the Directors, including the Directors who are not interested persons of a Fund and have no direct or indirect financial interest in the operation of the 12b-1 Plan or the Services Plan or in any related agreements ("Independent Directors"), and, with respect to the 12b-1 Plan, cast in person at a meeting called for the purpose. All material amendments of the 12b-1 Plan or the Services Plan must be approved by the Directors in the manner provided in the foregoing sentence. The 12b-1 Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares. The 12b-1 Plan and the Services Plan may be terminated at any time by vote of a majority of the Independent Directors or, with respect to the 12b-1 Plan, by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the 12b-1 Plan and the Services Plan will only be effective if the selection and nomination of the Directors who are not interested persons of the Funds is effected by such Independent Directors.

         The Funds' 12b-1 Plan monthly service and distribution fees paid to CFD for the period ended August 31, 2003 were (Class C shares were not available until October 13 and, accordingly, no fees were paid to CFD by Class C shares for the period ended August 31, 2003):

                                              SERVICE FEE                               DISTRIBUTION FEE
                                              -----------                               ----------------
                                CLASS A    CLASS B    CLASS D    CLASS G    CLASS T    CLASS B    CLASS D    CLASS G
                                -------    -------    -------    -------    -------    -------    -------    -------
Common Stock Fund              $    243   $    586   $    103         --         --   $  1,763   $    310         --
Growth Fund                    $  6,158   $    656   $    317   $ 27,619         --   $  1,974   $    955   $ 60,094
International Stock Fund       $ 33,220   $ 16,772   $    926         --         --   $ 50,314   $  2,779         --
Mid Cap Growth Fund            $  3,951   $  6,146   $    961   $  1,471   $ 53,629   $ 18,438   $  2,884   $  3,187
Real Estate Equity Fund        $  8,682   $  4,868   $  3,093         --         --   $ 14,683   $  9,358         --
Technology Fund                $    268   $    713   $     15         --         --   $  2,141   $     45         --
Strategic Investor Fund        $ 90,202   $  4,448   $    817         --         --   $ 13,343   $  2,452         --
Balanced Fund                  $    627   $  3,214   $    965         --         --   $  9,659   $  2,895         --
Short Term Bond Fund           $ 40,856   $ 33,762   $ 21,747   $  1,831   $ 29,593   $101,746   $ 65,542   $  7,934
Fixed Income Securities Fund   $  6,743   $  5,877   $  3,334         --         --   $ 17,681   $ 10,050         --
National Municipal Bond Fund   $    437   $    674   $    460         --         --   $  2,029   $  1,384         --
Oregon Municipal Bond Fund     $  1,732   $  1,233   $  1,173         --         --   $  3,700   $  3,518         --
High Yield Fund                $187,307   $ 99,160   $116,805         --         --   $298,743   $350,413         --

         Sales-related expenses of CFD relating to the Funds were:

COMMON STOCK FUND

                                                                    Fiscal Year Ended August 31, 2003
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                                $801                $17,018               $982
Allocated cost of sales material relating to the            $113                $   415               $119
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other                   $315                $ 1,152               $331

expenses

GROWTH FUND

                                                                             Fiscal Year Ended August 31, 2003
                                                       Class A Shares       Class B Shares       Class D Shares       Class G Shares
                                                       --------------       --------------       --------------       --------------
Fees to FSFs                                               $7,538               $19,898              $2,254               $9,890
Allocated cost of sales material relating to the           $  993               $   419              $  270               $1,296
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other                  $2,756               $ 1,163              $  748               $3,597
expenses

INTERNATIONAL STOCK FUND

                                                                   Fiscal Year Ended August 31, 2003
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $37,861              $45,751              $1,232
Allocated cost of sales material relating to the           $ 2,177              $ 1,813              $  151
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other                  $ 6,041              $ 5,030              $  419
expenses

MID CAP GROWTH FUND

                                                                   Fiscal Year Ended August 31, 2003
                                                      Class A       Class B      Class D     Class G      Class T
                                                      -------       -------      -------     -------      -------
                                                      Shares        Shares       Shares      Shares       Shares
                                                      -------       -------      -------     -------      -------
Fees to FSFs                                          $ 4,177       $89,158      $3,075       $533        $    0
Allocated cost of sales material relating to the      $ 7,590       $   947      $  369       $105        $1,300
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other             $21,061       $ 2,627      $1,023       $293        $3,608
expenses

REAL ESTATE EQUITY FUND

                                                                  Fiscal Year Ended August 31, 2003
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $28,889             $137,484              $25,520
Allocated cost of sales material relating to the           $11,847             $  3,253              $ 3,229
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other                  $32,876             $  9,028              $ 8,960
expenses

TECHNOLOGY FUND

                                                                  Fiscal Year Ended August 31, 2003
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                                $197                $48,010               $104
Allocated cost of sales material relating to the            $340                $ 1,142               $ 14
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other                   $945                $ 3,170               $ 39
expenses

STRATEGIC INVESTOR FUND

                                                                 Fiscal Year Ended August 31, 2003
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $71,685              $30,081              $2,297
Allocated cost of sales material relating to the           $ 1,968              $   844              $  246
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other                  $ 5,462              $ 2,342              $  683
expenses

BALANCED FUND

                                                                   Fiscal Year Ended August 31, 2003
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $ 1,411              $99,207              $4,165
Allocated cost of sales material relating to the           $   399              $ 2,380              $  501
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other                  $ 1,108              $ 6,604              $1,390
expenses

SHORT TERM BOND FUND

                                                                  Fiscal Year Ended August 31, 2003
                                                      Class A      Class B      Class D     Class G      Class T
                                                      --------     --------     --------    -------      -------
                                                      Shares       Shares       Shares      Shares       Shares
                                                      --------     --------     --------    -------      -------
Fees to FSFs                                          $121,751     $713,268     $149,838      $708        $    0
Allocated cost of sales material relating to the      $ 42,543     $ 20,665     $ 17,539      $ 48        $  926
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other             $118,055     $ 57,346     $ 48,669      $135        $2,570
expenses

FIXED INCOME SECURITIES FUND

                                                                  Fiscal Year Ended August 31, 2003
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $42,926             $105,543              $29,105
Allocated cost of sales material relating to the           $ 8,953             $  2,953              $ 3,530
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other expenses         $24,845             $  8,195              $ 9,794

NATIONAL MUNICIPAL BOND FUND

                                                                  Fiscal Year Ended August 31, 2003
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $32,257             $ 14,999              $ 4,195
Allocated cost of sales material relating to the           $   385             $    375              $   491
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other                  $ 1,069             $  1,040              $ 1,363
expenses

OREGON MUNICIPAL BOND FUND

                                                                  Fiscal Year Ended August 31, 2003
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $ 1,581             $ 27,711              $ 6,544
Allocated cost of sales material relating to the           $ 1,929             $    782              $   773
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other                  $ 5,353             $  2,171              $ 2,146
expenses

HIGH YIELD FUND

                                                                  Fiscal Year Ended August 31, 2003
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                              $367,134            $2,606,094            $866,400
Allocated cost of sales material relating to the          $218,287            $   75,141            $103,323
Fund (including printing, mailing and other
promotion expenses)
Allocated travel, entertainment and other                 $605,741            $  208,514            $286,719
expenses

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES AND REDEMPTIONS

         A detailed discussion of how you may purchase, redeem and exchange each class of shares in a Fund is discussed in the Prospectus applicable to such class. The following information and policies are supplemental to that found in the applicable Prospectus.

         Each Fund will generally accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to a Fund before the Fund processes that day's transactions. If the FSF fails to transmit before a Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the New York Stock Exchange ("Exchange") on the next day it is open. If funds for the purchase of shares are sent directly to CFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

         Each Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CFD may from time to time reallow additional amounts to all or certain FSFs. CFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CFD for any up-front and/or ongoing commissions paid to FSFs.

         Checks presented for the purchase of shares of a Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

         CFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CFS, provided the new FSF has a sales agreement with CFD.

         Shares credited to an account are transferable upon written instructions in good order to CFS and may be redeemed as described in the Prospectus. Certificates will not be issued. Shareholders may send any certificates which have been previously acquired to CFS for deposit to their account.

         CFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Funds' applicable Prospectus) to FSFs that agree to promote the sale of shares of the Funds or other funds that CFD distributes. At its discretion, CFD may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Funds' shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

         The following special purchase programs/investor services may be changed or eliminated at any time.

         AUTOMATIC INVESTMENT PLAN. (NOT AVAILABLE FOR CLASS R SHARES) As a convenience to investors, shares of the Funds may be purchased through the Automatic Investment Plan. Preauthorized monthly electronic funds transfers for a fixed amount of at least $50 are used to purchase a Fund's shares at the public offering price next determined after CFD receives the proceeds from the transfer. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CFD.

         AUTOMATED DOLLAR COST AVERAGING. The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund distributed by CFD in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same class of shares by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC.

         Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

         An exchange is generally a capital sale transaction for federal income tax purposes. You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of Funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

         You should consult your FSF to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

         TAX-SHELTERED RETIREMENT PLANS. CFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company serves as Trustee of CFD prototype plans and charges a $20 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CFD.

         Participants in non-CFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with CFS. Participants in CFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to CFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a CFD IRA Rollover account in any Fund, or if the Plan maintains an omnibus account.

         Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

         TELEPHONE ADDRESS CHANGE SERVICES. By calling CFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.


         CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer (not available for class R shares). Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


         AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CFS for more information at 1-800-422-3737 or, if you are a Class Z shareholder, at 1-800-338-2550.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

         CFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time.

         RIGHT OF ACCUMULATION (CLASS A, B AND T ONLY). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase with prior purchases of shares of all classes of the funds distributed by CFD. The applicable sales charge is based on the combined total of:

                  1.       The current purchase; and

                  2. The value at the public offering price at the close of business on the previous day of all shares (of any class) of funds distributed by CFD held by the shareholder, the shareholder's spouse or the shareholder's minor children (except shares of any money market fund, unless such shares were acquired by exchange from Class A or Class T shares of another non-money market fund).

         CFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CFS. A Fund may terminate or amend this Right of Accumulation.

         STATEMENT OF INTENT (CLASS A AND CLASS T SHARES ONLY). Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all shares (of any class) of funds distributed by CFD held by the shareholder on the date of the Statement (except shares of any money market fund, unless such shares were acquired by exchange from Class A or Class T shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

         During the term of a Statement, CFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or Class T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

         If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CFD the excess commission previously paid during the thirteen-month period.

         If the amount of the Statement is not purchased, the shareholder shall remit to CFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

         Additional information about and the terms of Statements of Intent are available from your FSF, or from CFS at 1-800-345-6611.

         REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C, D, G or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after CFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or CFS. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

         PRIVILEGES OF FINANCIAL SERVICES FIRMS. Class A shares of certain Funds may be sold at NAV to registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CFD; and such persons' families and their beneficial accounts.

         PRIVILEGES OF CERTAIN SHAREHOLDERS. Any shareholder eligible to buy Class Z shares may purchase Class A shares of any fund distributed by CFD at NAV in those cases where a Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

         EXCHANGES FOR AFFILIATES OF CFD. Clients of affiliates of CFD who have previously purchased shares of other investment companies distributed by CFD and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by CFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

         SPONSORED ARRANGEMENTS. Class A shares of the Funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of a Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

         WAIVER OF CONTINGENT DEFERRED SALES CHARGES ("CDSCs") (CLASSES A, B, C, D, G AND T, EXCEPT AS NOTED) CDSCs may be waived on redemptions in the following situations with the proper documentation:

                  1. Death. CDSCs may be waived on redemptions within one year (no such limit for G and T shares) following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse (no spousal requirement for G and T shares), or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death (except for G and T shares), they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


                  2. Systematic Withdrawal Plan (SWP) (not available for class R shares). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares
         - Systematic Withdrawal Plan."


                  3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

                  4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

                  5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CFD.

                  6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by CFD for at least two years.

         The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

         Shares may also be sold on any day the Exchange is open, either directly to a Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, a Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

         To sell shares directly to a Fund, send a signed letter of instruction or stock power form to CFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable CDSC) next calculated after a Fund receives the request in proper

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form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, CFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call CFS for more information at 1-800-345-6611.

         FSFs must receive requests before the time at which a Fund's shares are valued to receive that day's price. FSFs are responsible for furnishing all necessary documentation to CFS and may charge for this service.


         SYSTEMATIC WITHDRAWAL PLAN (SWP) (not available for Class R shares). If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B, Class C and Class D shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B, Class C and Class D share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.


         A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

         A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of a Fund (other than through the reinvestment of dividends) and a SWP at the same time.

         SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

         A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CFS will not be liable for any payment made in accordance with the provisions of a SWP.

         The cost of administering SWPs for the benefit of shareholders who participate in them is borne by a Fund as an expense of all shareholders.

         Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

         TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-345-6611 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. CFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

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

         CHECKWRITING (COLUMBIA DAILY INCOME FUND ONLY). Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $250 for shares of the Daily Income Fund and not more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

         Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, however, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

         NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

         Distributions are invested in additional shares of the same class of a Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by CFS is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

         Shares of the Daily Income Fund will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged.

HOW TO EXCHANGE SHARES

         Shares of a Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) distributed by CFD on the basis of the NAVs per share at the time of exchange. Class D shares may be exchanged for Class C shares. Class Z shares may be exchanged for Class A shares of the other funds that are not offering Class Z shares. Class G shares can be exchanged for Class B shares, but once exchanged into Class B cannot be reexchanged back into Class G. Class T shares can be exchanged for Class A shares, but once exchanged into Class A cannot be reexchanged back into Class T. The prospectus of each Fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain of these funds are not available to residents of all states. Consult CFS before requesting an exchange.

         By calling CFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CFS will require customary additional documentation. Prospectuses of the other funds are available from the CFD Literature Department by calling 1-800-426-3750.

         A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

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

         If you are seeking to exchange Class A shares of your Fund for Class A shares of another fund distributed by CFD, the fund into which you wish to exchange may deny your exchange request if that fund has a higher maximum sales charge and you have held your Class A shares for less than five months. Consult your FSF or CFS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

         An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

         The Funds also reserve the right to close a shareholder account if the shareholder's actions are deemed to be detrimental to the Fund or its shareholders, including, without limitation, violating the exchange policy set forth in its Prospectus. If a Fund redeems shares, payment will be made promptly at the current net asset value. A redemption may result in a realized capital gain or loss.

PRICING OF SHARES

         The net asset value ("NAV") per share of each Fund is determined by the Advisor, under procedures approved by the directors, as of the close of regular trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business and at other times determined by the directors. The NAV per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

         A Fund may suspend the determination of the NAV of a Fund and the right of redemption for any period (1) when the NYSE is closed, other than customary weekend and holiday closings, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to determine the value of the Fund's assets, or (4) as the SEC may by order permit for the protection of security holders, provided the Fund complies with rules and regulations of the SEC, which govern as to whether the conditions prescribed in (2) or (3) exist. The NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

         For purposes of calculating the NAV of a Fund's shares, the following procedures are utilized whenever applicable. Each Fund's equity securities are valued at the last sale price on the securities exchange or national securities markets at which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued using the last bid price. Each Fund purchasing debt securities uses market value to value such securities as quoted by an independent pricing service, dealers who are market makers in the securities or by procedures and guidelines approved by the Funds' Board of Directors. Market values are generally based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Certain securities for which daily market quotations are not readily available, or for which the Advisor believes the quotations do not accurately value the security in question, may be fair valued by the Advisor, pursuant to guidelines established by the Funds' Board of Directors.

         Investments in the Daily Income Company and other temporary cash investments are carried at values deemed best to reflect their fair values as determined in good faith by the Advisor, under procedures adopted by the Funds' Board of Directors. These values are based on cost, adjusted for amortization of discount or premium and accrued interest, unless unusual circumstances indicate that another method of determining fair value should be used.

         The value of assets or liabilities initially expressed in a foreign currency will, on a daily basis, be converted into U.S. dollars. Foreign securities will generally be valued based upon the most recent closing price on their principal exchange, or based upon the most recent price obtained by the Fund, if the security is not priced on an exchange, even if the close of that exchange or price determination is earlier than the time of the Funds' NAV calculation. In the case of such foreign security, if an event that is likely to affect materially the value of a portfolio security occurs between the time the foreign price is determined and the time the Fund's NAV is calculated, it may be necessary to value the security in light of that event.

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

                                    CUSTODIAN

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02101 acts as the Funds' general custodian, for both domestic and foreign securities. Through June 2002, U.S. Bank N.A. acted as the general custodian for the Funds (except the International Stock Fund) with respect to domestic securities and J.P. Morgan Chase & Co. acted as the general custodian for the International Stock Fund and provided custody services to those Funds that invest in foreign securities. The Custodian holds securities and cash of the Funds, receives and pays for securities purchased, delivers against payment securities sold, receives and collects income from investments, makes all payments covering expenses of the Funds, and performs other administrative duties, all as directed by authorized officers of the Advisor. The Custodian does not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.

         Portfolio securities purchased in the United States are maintained in the custody of the Custodian. Portfolio securities purchased outside the United States by the Funds are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with the Custodian (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of the Funds has been approved by the Board of Directors of the Funds or, in the case of foreign securities, by the Custodian, as a delegate of the Board of Directors, all in accordance with regulations under the 1940 Act.

         The Advisor determines whether it is in the best interest of the Funds and their shareholders to maintain a Fund's assets in each of the countries in which the Fund invests ("Prevailing Market Risk"). The review of Prevailing Market Risk includes an assessment of the risk of holding a Fund's assets in a country, including risks of expropriation or imposition of exchange controls. In evaluating the foreign sub-custodians, the Board of Directors, or its delegate, will review the operational capability and reliability of the foreign sub-custodian. With respect to foreign investments and the selection of foreign sub-custodians, however, there is no assurance that the Funds, and the value of their shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and cost of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or the application of foreign law to a Fund's foreign sub-custodial arrangement. Accordingly, an investor should recognize that the risks involved in holding assets abroad are greater than those associated with investing in the United States.

                              INDEPENDENT AUDITORS

         The financial statements of each Fund for the period ended August 31, 2003, the selected per share data and ratios under the caption "Financial Highlights," and the report of PricewaterhouseCoopers LLP, independent auditors, are included in the 2003 Annual Report to Shareholders of the Funds. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, 02110, in addition to examining the financial statements of the Funds, assists in the review of the tax returns of the Funds and in certain other matters.

                                      TAXES

FEDERAL INCOME TAXES

         Each Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Code. Each Fund believes it satisfies the tests to qualify as a regulated investment company. If a Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and distributions would generally be taxable as ordinary dividend income to the shareholders.

         To qualify as a regulated investment company for any taxable year, each Fund must, among other things:

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

         (a) derive at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90 Percent Test"); and

         (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) 50 percent or more of the value of the assets of the Fund consists of cash, government securities, securities of other registered investment companies and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5 percent of the value of the assets of the Fund and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of the assets of the Fund is invested in the securities (other than government securities or securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements (the "Diversification Test"). In addition, a Fund must file, or have filed, a proper election with the Internal Revenue Service.

         Part I of Subchapter M of the Code will apply to a Fund during a taxable year only if it meets certain additional requirements. Among other things, the Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends) at least equal to the sum of 90 percent of its investment company taxable income (computed without any deduction for dividends paid) and 90 percent of its tax-exempt interest (net of expenses attributable to such interest), and (b) either (i) have been subject to Part I of Subchapter M for all taxable years ending after November 8, 1983 or (ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

         A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed as a "capital gain dividend" is taxed to a Fund at corporate capital gain tax rates. The policy of each Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders. Under rules that are beyond the scope of this discussion, certain capital losses and certain net foreign currency losses resulting from transactions occurring in November and December of a taxable year may be taken into account either in that taxable year or in the following taxable year.

         If any net capital gains (i.e. the excess of net long-term capital gains over net short-term capital losses) are retained by a Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as credits against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

         SPECIAL ASPECTS OF 90 PERCENT TEST WITH RESPECT TO FOREIGN CURRENCY. For purposes of the 90 Percent Test, foreign currency gains that are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income by regulation. No such regulations, however, have been issued.

         Unless an exception applies, a Fund may be required to recognize some income with respect to foreign currency contracts under the mark-to-market rules of Section 1256 even though that income is not realized. Special rules under Sections 1256 and 988 of the Code determine the character of any income, gain, or loss on foreign currency contracts.

         OREGON MUNICIPAL BOND FUND AND NATIONAL MUNICIPAL BOND FUND. In certain cases, Subchapter M permits the character of tax-exempt interest received and distributed by a regulated investment company to flow through for federal tax purposes as tax-exempt interest to its shareholders, provided that 50 percent or more of the value of its assets at the end of each quarter is invested in tax-exempt assets such as municipal bonds. For purposes of this Statement of Additional Information, the term "municipal bonds" refers to obligations that pay interest that is tax-exempt under Section 103 of the Code. For purposes of this Statement of Additional Information, the term "tax-exempt interest" refers to interest that is not includable in gross income for federal income tax purposes. As discussed below, however, tax-exempt interest may result in an increase in the taxes of the recipient because of the alternative minimum tax, the environmental tax, the branch profits tax, or under other provisions of the Code that are beyond the scope of this Statement of Additional Information. The Oregon Municipal Bond Fund and the National Municipal Bond Fund intend to have at least 50 percent of the value of their total assets at the close of each quarter of their taxable year consist of obligations the interest on which is not includable in gross income for federal income tax purposes under Section 103 of the Code. As a result, the Oregon Municipal Bond Fund's and the National Municipal Bond Fund's dividends payable from net tax-exempt interest earned from municipal bonds should qualify as exempt-interest dividends.

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

         Distributions properly designated by the Oregon Municipal Bond Fund and the National Municipal Bond Fund as representing net tax-exempt interest received on municipal bonds (including municipal bonds of Guam, Puerto Rico, and certain other issuers) will not be includable by shareholders in gross income for federal income tax purposes (except for shareholders who are, or are related to, "substantial users," as discussed below). Distributions representing net taxable interest received by the Oregon Municipal Bond Fund and the National Municipal Bond Fund from sources other than municipal bonds, representing the excess of net short-term capital gain over net long-term capital loss, or representing taxable accrued market discount on the sale or redemption of municipal bonds, will be taxable to shareholders as ordinary income.

         Any capital loss realized upon the redemption of shares of the Oregon Municipal Bond Fund and the National Municipal Bond Fund six months or less from the date of purchase of the shares and following receipt of an exempt-interest dividend will be disallowed to the extent of such exempt-interest dividend.
Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period for this purpose.

         Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15 percent tax rate for shareholders who are individuals) regardless of the length of time fund shares are held. As described below, as a result of 2003 legislation, qualifying dividend distributions to individual shareholders generally are taxed at the same rate that applies to long-term capital gains.

         A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Oregon Municipal Bond Fund and the National Municipal Bond Fund will not be deductible for federal income tax purposes. Under rules issued by the Internal Revenue Service, the purchase of such shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Special rules that are beyond the scope of this Statement of Additional Information limit the deduction of interest paid by financial institutions. Investors with questions regarding these issues should consult their tax advisors.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be items of tax preference and must be included in alternative minimum taxable income for the purpose of determining liability, if any, for the 26-28 percent alternative minimum tax for individuals and the 20 percent alternative minimum tax for corporations. Furthermore, the alternative minimum taxable income for corporations includes an adjustment equal to 75 percent of the excess of "adjusted current earnings" over the corporation's other federal alternative minimum taxable income (computed without regard to "adjusted current earnings" and without regard to any "alternative tax net operating loss"). See Section 56(g) of the Code. For the purpose of alternative minimum tax for corporations, all exempt-interest dividends, less any interest expense incurred to purchase or carry shares paying exempt interest dividends, must be taken into account as "adjusted current earnings." In addition, exempt-interest dividends paid to corporate investors may be subject to tax under the environmental tax, which applies at the rate of 0.12 percent on the excess of the "modified alternative minimum taxable income" of the corporation over $2 million. See Section 59A of the Code.

         In some cases, exempt-interest dividends paid by the Oregon Municipal Bond Fund and the National Municipal Bond Fund may indirectly affect the amount of Social Security benefits or railroad retirement benefits that are taxable income to an investor. See Section 86 of the Code.

         Certain foreign corporations may be subject to the "branch profits tax" under Section 884 of the Code. The receipt of dividends from the Oregon Municipal Bond Fund and the National Municipal Bond Fund may increase the liability of the foreign corporation under the branch profits tax, even if such dividends are generally tax-exempt.

         "Substantial users" (or persons related thereto) of facilities financed by certain governmental obligations are not allowed to exclude from gross income interest on such obligations. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person (i) who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5 percent of the total revenues derived by all users of such facilities, (ii) who occupies more than 5 percent of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners, and an S corporation and its shareholders. No investigation as to the substantial users of the facilities financed by bonds in the

Oregon Municipal Bond Fund's and the National Municipal Bond Fund's portfolios will be made by the Oregon Municipal Bond Fund and the National Municipal Bond Fund. Potential investors who may be, or may be related to, substantial users of such facilities should consult their tax advisors before purchasing shares of the Oregon Municipal Bond Fund or the National Municipal Bond Fund.

         At the respective times of issuance of the municipal bonds, opinions relating to the validity thereof and to the exemption of interest thereon from federal income tax generally were or will be rendered by bond counsel engaged by the respective issuing authorities. The Oregon Municipal Bond Fund and the National Municipal Bond Fund will not make any review of the issuance of the municipal bonds or of the basis for such opinions. An opinion concerning tax-exempt interest generally assumes continuing compliance with applicable standards and restrictions. Certain circumstances or actions by an issuer after the date of issuance can cause interest on municipal bonds to become includable in gross income. In some cases, the interest on such bonds could become taxable from the date of issuance. The Oregon Municipal Bond Fund and the National Municipal Bond Fund will not monitor any issuers or any municipal bonds to attempt to ensure that the interest remains tax-exempt.

         If either the Oregon Municipal Bond Fund or the National Municipal Bond Fund declares dividends attributable to taxable interest it has received, it intends to designate as taxable the same percentage of the day's dividend that the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.

         Shares of the Oregon Municipal Bond Fund and the National Municipal Bond Fund generally would not be a suitable investment for a tax-exempt institution, a tax-exempt retirement plan, or an individual retirement account. To the extent that such an entity or account is tax-exempt, no additional benefit would result from receiving tax-exempt dividends.

         From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal bonds for investment by the Oregon Municipal Bond Fund and the National Municipal Bond Fund and the value of portfolio securities held by the these Funds would be affected.

         HEDGING TRANSACTIONS. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of each Fund.

         Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income (or, with respect to a tax-exempt Fund, the sum of its net tax-exempt and taxable income). If a Fund's book income exceeds its taxable income (or, with respect to a tax-exempt Fund, its tax-exempt income), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund's book income is less than its taxable income (or, for a tax-exempt Fund, the sum of its net tax-exempt and taxable income), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         OTHER FUNDS. Shareholders of Funds other than the Oregon Municipal Bond Fund and the National Municipal Bond Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. Income distributions to corporate shareholders from the Common Stock Fund, the Growth Fund, the Strategic Investor Fund, the International Stock Fund, the Mid Cap Growth Fund, and the Balanced Fund may qualify, in whole or part, for the federal income tax dividends-received deduction, depending on the amount of qualifying dividends received by the Fund. Qualifying dividends may include those paid to a Fund by domestic corporations but do not include those paid by foreign corporations. The dividends-received deduction equals 70 percent of qualifying dividends received from a Fund by a shareholder, and is subject to a holding period requirement. In addition, qualifying dividends are includable in adjusted current earnings for purposes of computing the corporate alternative minimum tax. However, distributions from the Daily Income Company, the Fixed Income Securities Fund, the Short Term Bond Fund and the High Yield Fund are unlikely to so qualify because the income of these Funds consists largely or entirely of interest rather than dividends. In addition, to the extent the Real Estate Fund's income is derived from interest and distributions from real estate investment trusts ("REITs"), distributions from that Fund will not qualify for the dividends-received deduction. Distributions of any excess of net long-term capital gain over net short-term capital loss from a Fund are ineligible for the dividends-received deduction.

         GENERAL CONSIDERATIONS. Distributions from a Fund (other than exempt-interest dividends) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions properly designated by any Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders at the applicable long-term capital gains rate, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income; however, as a result of 2003 legislation, for taxable years beginning on or before December 31, 2008 qualifying dividend income distributions to individuals generally are taxed at the same rate that applies to long-term capital gains, subject to holding period requirements with respect to shareholders and the Funds as well as other requirements. For this purpose, long-term capital gain rates apply to the extent that the Fund receives dividends from domestic or qualifying foreign corporations and the Fund meets holding period and other requirements. Generally, a dividend received from a foreign corporation will not be treated as qualified dividend income if the foreign corporation is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. If the aggregate qualified dividends received by a Fund during any taxable year are 95 percent or more of its gross income, then 100 percent of the Fund's dividend (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of short-term capital loss. Any loss that is realized and allowed on redemption of shares of the Fund six months or less from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose, Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.

         Long term capital gains rates have been temporarily reduced, in general, to 15 percent with lower rates applying to taxpayers in the 10 percent and 15 percent rate brackets for years beginning on or before December 31, 2008.

         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as a short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly-purchased shares will be adjusted to reflect the disallowed loss.

         A portion of the income distributions from the Real Estate Fund will include a tax return of capital because of the nature of the distributions received by the Fund from its holdings in REITs. A tax return of capital is a nontaxable distribution that reduces the tax cost basis of your shares in the Real Estate Fund. The effect of a return of capital is to defer your tax liability on that portion of your income distributions until you sell your shares of the Real Estate Fund. There is no recognition of gain or loss unless the return of capital exceeds the cost basis in the shares.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of capital. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Within 60 days after the close of each calendar year, each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior calendar year's distributions which the Fund has designated to be treated as long-term capital gain and, in the case of the Oregon Municipal Bond Fund and the National Municipal Bond Fund, as tax-exempt interest, or in the case of the Real Estate Fund, as a tax return of capital. The ratio of tax-exempt income to total net investment income earned during the year may be substantially different from the ratio of tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of tax-exempt income to total net investment income actually earned while a shareholder.

         A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings. This tax result is extremely unlikely in the case of the Daily Income Company, which distributes its earnings daily and has few or no capital gains.

         Each Fund is generally required to obtain from its shareholders a certification of the shareholder's taxpayer identification number and certain other information. Each Fund generally will not accept an investment to establish a new account that does not comply with this requirement. With respect to amounts paid through 2010, if a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold 28 percent of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service, for credit toward the shareholder's federal income taxes. The backup withholding rate will be 31 percent for amounts paid after December 31, 2010. A shareholder's failure to provide a social security number or other tax identification number may subject the shareholder to a penalty of $50 imposed by the Internal Revenue Service. In addition, that failure may subject the Fund to a separate penalty of $50. This penalty will be charged against the shareholder's account, which will be closed. Closure of the account may result in a capital gain or loss.

         If a Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

         A special tax may apply to a Fund if it fails to make enough distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98 percent of the ordinary income for the calendar year plus (b) 98 percent of the capital gain net income for the one-year period that ends on October 31 during the calendar year (or for the calendar year itself if the Fund so elects), plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4 percent applies to the shortfall. A Fund may utilize earnings and profits distributed to shareholders on redemptions made during the year in determining the actual distributions made to the shareholders for that year.

         The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2 percent of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." Each Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by any of the Funds.

         The Funds may purchase zero coupon bonds (or other discounted debt securities) and payment-in-kind ("PIK") bonds. With respect to zero coupon bonds, a Fund recognizes original-issue-discount income ratably over the life of the bond even though the Fund receives no payments on the bond until the bond matures. With respect to PIK bonds, a Fund recognizes interest income equal to the fair market value of the bonds distributed as interest. Because a Fund must distribute 90 percent of its income to remain qualified as a registered investment company, a Fund may be forced to liquidate a portion of its portfolio (possibly at a time when it is not advantageous to do so) to generate cash to distribute to its shareholders with respect to original-issue-discount income from zero coupon bonds and interest income from PIK bonds.

         A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or less results from fluctuations in the value of the foreign currency concerned.

FOREIGN INCOME TAXES

         The International Stock Fund invests in the securities of foreign corporations and issuers. To a lesser extent, the Common Stock Fund, the Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Real Estate Fund, the Technology Fund, the Strategic Investor Fund, the Balanced Fund, and the High Yield Fund may also invest in such foreign securities. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to a Fund. These foreign taxes will reduce a Fund's distributed income and a Fund's return. The Funds generally expect to incur, however, no foreign income taxes on gains from the sale of foreign securities.

         The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The Funds intend to take advantage of such treaties where possible. It is impossible to predict with certainty in advance the effective rate of foreign taxes that will be paid by a Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.

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

         U.S. FOREIGN TAX CREDITS OR DEDUCTIONS FOR SHAREHOLDERS OF THE INTERNATIONAL STOCK FUND. Section 853 of the Code allows a regulated investment company to make a special election relating to foreign income taxes if more than 50 percent of the value of the company's total assets at the close of its taxable year consists of stock or securities in foreign corporations and the company satisfies certain holding period requirements. The International Stock Fund generally expects, if necessary, to qualify for and to make the election permitted under Section 853 of the Code. Although the International Stock Fund intends to meet the requirements of the Code to "pass through" such foreign taxes, there can be no assurance that the Fund will be able to do so. The International Stock Fund will elect under Section 853 of the Code only if it believes that it is in the best interests of its shareholders to do so. None of the other Columbia Funds that may invest in foreign securities will qualify under Section 853 of the Code.

         If the International Stock Fund elects pursuant to Section 853, shareholders of that Fund will be required to include in income (in addition to other taxable distributions) and will be allowed a credit or deduction for, their pro rata portions of the qualifying income taxes paid by the Fund to foreign countries. A shareholder's use of the credits resulting from the election will be subject to limits of Section 904 of the Code, including a holding period requirement. In general, those limits will prevent a shareholder from using foreign tax credits to reduce U.S. taxes on U.S. source income. Each shareholder should discuss the use of foreign tax credits and the Section 904 limits with the shareholder's tax advisor.

         No deduction for foreign taxes may be claimed under the Code by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund.

         Each year, the International Stock Fund will provide a statement to each shareholder showing the amount of foreign taxes for which a credit or a deduction may be available.

         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. Investment by a Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the Fund may be able to elect to treat a PFIC as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

         Dividends from the Real Estate Fund will generally not be treated as qualified dividend income.

         The Real Estate Fund, and to a lesser extent certain other Funds (see "INVESTMENTS HELD AND INVESTMENT PRACTICES BY THE FUND"), may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Real Estate Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Real Estate Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

         In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal

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

income tax rate imposed on corporations. The Real Estate Fund does not intend to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

STATE INCOME TAXES

         FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the Fund.

         NATIONAL MUNICIPAL BOND FUND. Distributions from this Fund may be exempt from the income tax of a state, if the distributions are derived from tax-exempt interest paid on the municipal securities of that state or its political subdivisions. Those distributions may not be exempt from another state's income tax, however. In addition, distributions derived from capital gains generally will be subject to state income tax. Shareholders of the National Municipal Bond Fund should consult their tax advisors regarding whether any portion of distributions received from that Fund is exempt from state income tax, because exemption may depend upon whether the shareholder is an individual, subject to tax in any given state, the residence of the individual, and the particular state tax treatment of mutual funds.

         OREGON MUNICIPAL BOND FUND. Individuals, trusts, and estates will not be subject to the Oregon personal income tax on distributions from the Oregon Municipal Bond Fund that are derived from tax-exempt interest paid on the municipal bonds of Oregon and its political subdivisions and certain other issuers (including Puerto Rico and Guam). However, individuals, trusts, and estates that are subject to Oregon personal income tax generally are also subject to the Oregon personal income tax on distributions from the Oregon Municipal Bond Fund that are derived from other types of income, including interest on the municipal bonds of states, other than Oregon. Furthermore, it is expected that corporations subject to the Oregon corporation excise or income tax will be subject to that tax on income from the Oregon Municipal Bond Fund, including income that is exempt for federal purposes. Shares of the Oregon Municipal Bond Fund will not be subject to Oregon property tax. Additional discussion regarding local taxes, and the tax rules of states other than Oregon, are beyond the scope of this discussion.

         Oregon generally taxes corporations on interest income from municipal bonds. The Oregon Municipal Bond Fund is a corporation. However, ORS 317.309(2) provides that a regulated investment company may deduct from such interest income the exempt-interest dividends that are paid to shareholders. The Oregon Municipal Bond Fund expects to distribute its interest income so that it will not be liable for Oregon corporation excise or income taxes.

         The Oregon Municipal Bond Fund and the National Municipal Bond Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income on municipal bonds received by the Fund during the preceding year.

         SHORT TERM BOND FUND AND FIXED INCOME FUND. Individuals, trusts, and estates will not be subject to Oregon personal income tax on dividends properly designated by the Short Term Bond Fund as derived from interest on U.S. Government obligations. See ORS 316.683. If a shareholder pays deductible interest on debt incurred to carry shares of the Short Term Bond Fund, the amount of the tax-exempt dividends for state tax purposes will be reduced. If a shareholder sells shares of the Short Term Bond Fund at a loss after holding them for six months or less, the loss will be disallowed for state purposes to the extent of any state tax-exempt dividend received by the shareholder. Local taxes, and the tax rules of states other than Oregon, are beyond the scope of this discussion.

GENERAL INFORMATION

         Capital gains distributed to shareholders of both the Oregon Municipal Bond Fund and the National Municipal Bond Fund will generally be subject to state and local taxes. Further discussion regarding the state and local tax consequences of investments in the Funds are beyond the scope of the tax discussions in the Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION

         The foregoing summary and the summary included in the Prospectus under "Distributions and Taxes" of tax consequences of investment in the Funds are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change, prospectively or

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retroactively, by legislative or administrative action. Local taxes are beyond the scope of this discussion. Prospective investors in the Funds are urged to consult their own tax advisors regarding specific questions as to federal, state, or local taxes.

         Recent Tax Shelter Reporting Regulations. Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

         This discussion applies only to general U.S. shareholders. Foreign investors and U.S. shareholders with particular tax issues or statuses should consult their own tax advisors regarding the special rules that may apply to them.

                              FINANCIAL STATEMENTS

         The Funds' most recent Annual and Semi-Annual Reports to shareholders are separate documents supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent auditors appearing in the Annual Reports, and the financial statements and accompanying notes appearing in the Semi-Annual Report are incorporated by reference into this Statement of Additional Information.

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                                   APPENDIX I

INFORMATION APPLICABLE TO CERTAIN CLASS G SHAREHOLDERS

         Except as set forth below, Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

         The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Growth Fund II and Galaxy Short-Term Bond Fund shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE            SHARES ARE SOLD
-----------------------------            ---------------
Through first year                             5.00
Through second year                            4.00
Through third year                             3.00
Through fourth year                            3.00
Through fifth year                             2.00
Through sixth year                             1.00
Longer than six years                          None

         Class G shares received in exchange for Galaxy Short-Term Bond Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase.

         Class G shares received in exchange for Galaxy Growth Fund II Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class A shares six years after purchase.

         The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Large Cap Growth Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE            SHARES ARE SOLD
-----------------------------            ---------------
Through first year                             5.50
Through second year                            5.00
Through third year                             4.00
Through fourth year                            3.00
Through fifth year                             2.00
Through sixth year                             1.00
Through the seventh year                       None
Longer than seven years                        None

         If you acquired Retail B Shares of the Galaxy Large Cap Growth Fund in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class B shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization.

APPENDIX A

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
               ADOPTED JULY 1, 2003 AND REVISED FEBRUARY 11, 2004

POLICY:

ALL PROXIES FOR CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS BEEN GRANTED AUTHORITY TO VOTE SHALL BE VOTED IN A MANNER CONSIDERED TO BE IN THE BEST INTERESTS OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS1 AND THEIR SHAREHOLDERS WITHOUT REGARD TO ANY BENEFIT TO CMA OR ITS AFFILIATES. CMA SHALL EXAMINE EACH PROPOSAL AND VOTE AGAINST THE PROPOSAL, IF, IN ITS JUDGMENT, APPROVAL OR ADOPTION OF THE PROPOSAL WOULD BE EXPECTED TO IMPACT ADVERSELY THE CURRENT OR POTENTIAL MARKET VALUE OF THE ISSUER'S SECURITIES. IN ADDITION, CMA SHALL EXAMINE EACH PROPOSAL AND VOTE THE SECURITIES HELD ON BEHALF OF A CLIENT AGAINST THE PROPOSAL, IF, IN ITS JUDGMENT, THE PROPOSAL WOULD BE EXPECTED TO EFFECT ADVERSELY THE BEST INTEREST OF THE CLIENT. REFERENCES TO THE BEST INTEREST OF A CLIENT REFER TO THE INTEREST OF THE CLIENT IN TERMS OF THE POTENTIAL ECONOMIC RETURN ON THE CLIENT'S INVESTMENT. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT INSTRUCTS.

CMA ADDRESSES POTENTIAL MATERIAL CONFLICTS OF INTEREST BY HAVING A PREDETERMINED VOTING POLICY. FOR THOSE PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED POLICY, THE PROXY COMMITTEE WILL DETERMINE THE VOTE IN THE BEST INTEREST OF CMA'S CLIENTS, WITHOUT CONSIDERATION OF ANY BENEFIT TO CMA, ITS AFFILIATES OR ITS OTHER CLIENTS.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interests. In addition, the SEC recently adopted rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940. These rules impose obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:


--------
(1) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the heads of active equity and equity research, as well as representatives from fund administration, compliance and legal. Each portfolio manager (or sub-adviser) of a fund or account which holds securities of an issuer having a shareholder meeting, as well as the head of the asset class for which the security was selected, shall be an ad hoc member of the Proxy Committee in connection with the vote of proxies for the meeting.

The Proxy Committee's functions shall include, in part,

         (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined policy provided in the Voting Guidelines in III
                  (A) below or which proposals require special consideration under III (B) below,

         (b) semi-annual review of this Proxy Voting Policy and Procedure to ensure consistency with internal policies and regulatory agency policies,

         (c) semi-annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

         (d) development and modification of Voting Procedures as it deems appropriate or necessary.

In determining the vote of any proposal for which it has responsibility, the Proxy Committee shall consider whether the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, the Proxy Committee shall examine the proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.

In determining the vote on any proposal, the Proxy Committee shall not consider any benefit to CMA, any of its affiliates, any of its or its affiliates' clients, or of its customers or service providers, other than benefits to the owner of the securities to be voted.

The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee's purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

III. VOTING GUIDELINES

In general, proposals which are designed to either dissuade or preclude the acquisition and/or merger of one corporate entity by/with another, or have the effect of diluting the value of the existing shares outstanding, or reduce the shareholders' power over any company actions will be rejected.

A.       THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING
         PROXIES:

1.       Matters Relating to the Board of Directors/Corporate Governance

         CMA generally will vote FOR:

                  - Proposals for the election of directors or for an increase or decrease in the number of directors provided that a majority of directors would be independent.

                           However, CMA generally will WITHHOLD votes for one or more director nominees if: (i) the board as proposed to be constituted would not have a majority of independent directors; or (ii) the board does not have nominating, audit and compensation committees comprised solely of independent directors.

                           On a CASE BY CASE basis, CMA may withhold votes for a director nominee who has failed to observe good corporate governance practices or, through specific action or inaction, has demonstrated a disregard for the interests of shareholders.

                  - Proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange. At least one member of the Audit Committee must qualify as a "financial expert" within the definition set forth in rules of the SEC.

                  -        Proposals to declassify boards.

                  - Proposals to indemnify the board of directors through self-insurance plans or the purchase of insurance (though it is not the intent to eliminate director responsibility for negligence or breaches of fiduciary duty).

                  - Proposals to create or eliminate positions or titles for senior management, though CMA prefers that the role of Chairman of the Board and CEO be held by different persons. (In evaluating such proposals, CMA will consider the size of the company and the nature of the shareholder base).

                  - Proposals for the annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates.

                  - Proposals that restore shareholder ability to remove directors with or without cause.

                  - Proposals that encourage directors to own a minimum amount of stock.

                  - Proposals to permit shareholders to elect directors to fill board vacancies.

                  - Proposals for the company to adopt confidential voting.

         CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

         CMA generally will vote AGAINST:

                  -        Proposals to classify boards.

                  - Proposals that give management the ability to alter the size of the board without shareholder approval.

                  - Proposals that provide directors may be removed only by supermajority vote.

                  - Proposals which allow more than one vote per share in the election of directors.

                  - Proposals that provide only continuing directors may elect replacements to fill board vacancies.

                  - Shareholder proposals that mandate a minimum amount of stock that directors must own.

                  - Shareholder proposals to limit the tenure of outside directors.

2.       Compensation

         CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans, or thrift plans) if they are consistent with business practice. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares of expired options) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the clients. CMA requires management to provide substantial justification for the repricing of options.

         CMA generally will vote FOR:

                  - Shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted to shareholder ratification.

                  - Shareholder proposals asking a company to expense stock options.

                  - Shareholder proposals to put option repricings to a shareholder vote.

                  - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no loess than 85% of their market value,
                           (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

         CMA generally will vote AGAINST:

                  - Stock option plans that permit issuance of options with an exercise price below the stock's current market price.

3.       Capitalization

         CMA generally will vote FOR:

                  - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover action or the proposal increases the authorization by more than 50% without a clear need presented by the company.

                  - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

                  - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

                  - Proposals to reduce or change the par value of common stock.

                  - Proposals to create blank check preferred stock (i.e., with unspecified voting, conversion, dividend distribution and other rights), as long as the company expressly states that the stock will not be used as an anti-takeover defense.

         CMA generally will vote AGAINST:

                  - Proposals to create a new class of common stock with supermajority voting rights (i.e., dual class stock).

4.       Mergers, Restructurings and Other Transactions

         CMA will review, on a CASE BY CASE basis, business transactions such as mergers, acquisitions, asset sales, reorganizations, liquidations, spinoffs and other transactions.

5.       Anti-Takeover Measures

         CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

         Poison Pills

                  - CMA will vote *FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

                  - CMA generally votes FOR shareholder proposals to redeem a poison pill and AGAINST management proposals to ratify a poison pill.

         Greenmail

                  - CMA will vote FOR proposals to adopt anti-greenmail charter or by law amendments or otherwise restrict a company's ability to make greenmail payments.

         Supermajority vote

                  - CMA will vote AGAINST management proposals to require a supermajority shareholder vote to approve any proxy proposal, in particular, proposals to approve mergers and other significant corporate transactions.

                  - CMA will vote FOR shareholder proposals to lower supermajority vote requirements.

6.       Other Business Matters

         CMA generally will vote FOR

                  - Proposals to approve the minutes of a prior meeting, or to change the date, location or time of the annual meeting.

                  - Bylaw or charter changes that are of a housekeeping nature (updates or corrections).

                  -        Proposals to approve a change in the company's name.

                  - Proposals to change the location of the company's principal place of business, provided the purpose is not to reduce the scope of adequate regulatory or financial supervision.

                  - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

                  - Proposals that endorse the recruitment, development and promotion of personnel on a non-discriminatory merit basis, regardless of race, creed, color or gender.

         CMA generally will vote AGAINST:

                  - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

                  - Authorization to transact other unidentified, substantive business at a meeting.

                  - Proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

                  - Proposals authorizing the company's board of directors to adopt, amend or repeal bylaws without shareholder approval.

                  - Proposals to vote unmarked proxies in favor of management.

B.       ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's or Fund's account may conclude that the interest of the client or Fund requires that a proxy be voted on a proposal in a manner that differs from the predetermined proxy voting policy. In this situation, he or she shall request that the Proxy Committee consider voting the proxy on the proposal other than according to the predetermined policy provided in III (A) above. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to the predetermined policy, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

The Proxy Committee may vary from the predetermined policy if it determines that voting on the proposal according to the predetermined policy would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs. In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.

C.       PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require individual, special consideration. The Proxy Committee will determine how proxies related to each of these proposals will be voted. The Proxy Committee shall determine to vote against any such proposal which would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.

         1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Guideline, which will be incorporated into this Proxy Voting Policy and Procedures.

         2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

         3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

         4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with these Proxy Voting Guidelines.

         5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified above under III (A), e.g., election of directors, selection of accountants.

         6. SHAREHOLDER PROPOSALS. Shareholder proposals that are not covered by III (A) above will be reviewed individually.

         7.       EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in III
                  (A), proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

         8. PRE-EMPTIVE RIGHTS. Proposals to create or eliminate pre-emptive rights. In evaluating proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.


If any person (or entity) requests that the Proxy Committee (or any of its members) vote a proxy in a specific manner, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

IV.      VOTING PROCEDURES

The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.

         - CMA shall use Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS shall provide proxy analysis and record keeping services.

         - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in an account advised by CMA. Information on equity holdings for the international portfolio shall be sent weekly.

         - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be noted and resolved by ISS.

         - Whenever a vote is solicited, ISS shall send CMA a request to vote over a secure website. CMA personnel shall check this website daily. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section III. CMA shall promptly provide ISS with any amendments or modifications to the Guidelines. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

         - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

         - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of a client requires another vote or the proposal is a matter on which the Proxy Committee has discretion under Section III.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or "Socially Responsible " clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or "Socially Responsible " clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

                       COLUMBIA MID CAP GROWTH FUND, INC.

                                     PART C

                                OTHER INFORMATION
Item 23. Exhibits

         (a1)     Registrant's Articles of Incorporation.(1)

         (a2)     Amended and Restated Articles of Incorporation.(5)

         (a3) Articles of Amendment to the Amended and Restated Articles of Incorporation.(5)

         (a4) Articles of Amendment to the Amended and Restated Articles of Incorporation.(6)

         (b)      Restated Bylaws.(1)

         (c)      Specimen Stock Certificate.(1)

         (d)      Investment Advisory Contract.(1)

         (e)      Distribution Agreement.(4)

         (f)      Not applicable.

         (g)      Master Custodian Agreement with State Street Bank & Trust
                  Co.(2)

         (h1)     Shareholders' Servicing and Transfer Agent Agreement.(4)

         (h2)     Class T Shareholder Services Plan dated as of July 31,
                  2002.(3)

         (h3)     Form of Class T Shares Servicing Agreement.(3)

         (h4)     Form of Class G Shares Servicing Agreement.(3)

         (h5)     Pricing, Bookkeeping and Fund Administration Agreement.(6)


         (h6) Amendment No. 1 to Pricing, Bookkeeping and Fund Administration Agreement.(8)


         (i)      Opinion of Counsel - Not applicable for this filing.


         (j)      Consent of Accountants - Not applicable for this filing.


         (k)      Omitted Financial Statements - Not applicable.

         (l)      Not applicable.


         (m)      Form of Rule 12b-1 Plan as amended.*



         (n)      Form of Rule 18f-3 Plan as amended.*


         (p)      Code of Ethics.(7)

         (q) Powers of Attorney for the following Directors: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville, and Richard L. Woolworth.(7)

         (1) Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, File No. 2-99207 filed February 23, 1998.

         (2) Incorporated herein by reference to the Registrant's Registration Statement on Form N-14, File No. 333-91934, filed on July 3, 2002.

         (3) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, File No. 333-91934, filed on August 22, 2002.

         (4) Incorporated herein by reference to Post-Effective Amendment No. 21 to the Columbia Mid Cap Growth Fund Inc.'s, formerly Columbia Special Fund, Inc., Registration Statement on Form N-1A, File No. 333-91934, filed on October 28, 2002.

         (5) Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, File No. 2-99207 filed May 1, 2003.

         (6) Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, File No. 2-99207 filed October 10, 2003.

         (7) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Columbia Floating Rate Fund on Form N-2, File No. 333-51466 filed December 16, 2003.


         (8) Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, File No. 2-99207 filed December 31, 2003.


         *        Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant


         The Registrant is controlled by its Board of Directors, whose members also serve as members of the Board of Trustees/Directors of approximately 132 open-end and 15 closed-end funds and portfolios managed by Columbia Management Advisors, Inc., an Oregon corporation (the "Adviser"). FleetBoston Financial Corporation ("Fleet") is a publicly owned multibank holding company registered under the Bank Holding Company Act of 1956. The Adviser, Columbia Funds Services, Inc., the Fund's transfer agent, and Columbia Funds Distributor, Inc., the Fund's distributor, are indirect wholly owned subsidiaries of Fleet. See "Management" and "Investment Advisory and Other Fees paid to Affiliates" in the Statement of Additional Information.


Item 25. Indemnification

         Oregon law and the articles of incorporation and bylaws of the Registrant provide that any director or officer of the Registrant may be indemnified by the Registrant against all expenses incurred by him in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his being an officer, director, employee or agent of the Registrant to the fullest extent not prohibited by the Oregon Business Corporation Act and the Investment Company Act of 1940 and related regulations and interpretations of the Securities and Exchange Commission.

         Insofar as reimbursement or indemnification for expenses incurred by a director or officer in legal proceedings arising under the Securities Act of 1933 may be permitted by the above provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such reimbursement or indemnification is against public policy as expressed in the Act and therefore unenforceable. In the event that any claim for indemnification under the above provisions is asserted by an officer or director in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has already been settled by controlling precedent, will (except insofar as such claim seeks reimbursement of expenses paid or incurred by an officer or director in the successful defense of any such action, suit, or proceeding or claim, issue, or matter therein) submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


         The Registrant's directors and officers are also named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 26. Business and Other Connections of Investment Adviser

         Information regarding the businesses of the Adviser and its officers and directors is set forth under "Management" in the Prospectus and under "Management" and "Investment Advisory and Other Fees Paid to Affiliates" in the Statement of Additional Information and is incorporated herein by reference.

Item 27. Principal Underwriters


  (a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. CFDI acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Institutional Floating Rate Income Fund, Columbia Floating Rate Fund, Columbia Acorn Trust, Galaxy Fund, and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia Technology Fund.


(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.


Name and Principal               Positions and Offices                        Positions and Offices
Business Address*              with Principal Underwriter                       with Registrant
-----------------              --------------------------                       ---------------
Ahmed, Yakob                   V.P.                                             None

Aldi, Andrew                   V.P.                                             None

Anderson, Judith               V.P.                                             None

Antone, Lewis E.               V.P.  and Clerk                                  Assistant Treasurer

Ash, James                     V.P.                                             None

Babbitt, Debra                 Senior V.P. and Compliance Officer               None

Banks, Keith                   Director                                         None

Ballou, Rick                   Senior V.P.                                      None

Bartlett, John                 Managing Director                                None

Blakeslee, James               Senior V.P.                                      None

Blumenfeld, Alexander          V.P.                                             None

Bozek, James                   Senior V.P.                                      None

Brown, Beth                    Senior V.P.                                      None

Claiborne, Doug                Senior V.P.                                      None

Climer, Quentin                V.P.                                             None

Conley, Brook                  V.P.                                             None

Cook, Edward                   V.P.                                             None

Denny, Jeffrey                 V.P.                                             None

Desilets, Marian               V.P.                                             None

Devaney, James                 Senior V.P.                                      None

DiMaio, Stephen                V.P.                                             None

Doyle, Matthew                 V.P.                                             None

Emerson, Kim P.                Senior V.P.                                      None

Evans, C. Frazier              Managing Director                                None

Feldman, David                 Managing Director                                None

Feloney, Joseph                Senior V.P.                                      None

Ferullo, Jeanne                V.P.                                             None

Fisher, James                  V.P.                                             None

Ford, David                    V.P.                                             None

Fragasso, Philip               Managing Director                                None

Gentile, Russell               V.P.                                             None

Goldberg, Matthew              Senior V.P.                                      None

Grace, Anthony                 V.P.                                             None

Gubala, Jeffrey                V.P.                                             None

Guenard, Brian                 V.P.                                             None

Helwig, Kevin                  V.P.                                             None

Hodgkins, Joseph               Senior V.P.                                      None

Hussey, Robert                 Managing Director                                None

Iudice, Jr., Philip            Treasurer and CFO                                None

Jarstfer, Marlys               V.P.                                             None

Jones, Cynthia                 V.P.                                             None

Kelley, Terry M.               V.P.                                             None

Lynch, Andrew                  Managing Director                                None

Lynn, Jerry                    V.P.                                             None

Marcelonis, Sheila             V.P.                                             None

Martin, Peter                  Senior V.P.                                      None

McCombs, Gregory               Senior V.P.                                      None

Menchin, Catherine             Senior V.P.                                      None

Miller, Anthony                V.P.                                             None

Miller, Greg                   V.P.                                             None

Moberly, Ann R.                Senior V.P.                                      None

Morse, Jonathan                V.P.                                             None

Nickodemus, Paul               V.P.                                             None

Owen, Stephanie                V.P.                                             None

Palombo, Joseph R.             Director, Trustee and Chief Operating Officer    President and Director

Penitsch, Marilyn              V.P.                                             None

Piken, Keith                   Senior V.P.                                      None

Ratto, Gregory                 V.P.                                             None

Reed, Christopher B.           Senior V.P.                                      None

Ross, Gary                     Senior V.P.                                      None

Santosuosso, Louise            Senior V.P.                                      None

Schug, Derek                   V.P.                                             None

Schulman, David                Senior V.P.                                      None

Scully-Power, Adam             V.P.                                             None

Sellers, Gregory               V.P.                                             None

Shea, Terence                  V.P.                                             None

Sideropoulos, Lou              Senior V.P.                                      None

Sinatra, Peter                 V.P.                                             None

Soester, Trisha                Senior V.P.                                      None

Sprieck, Susan                 V.P.                                             None

Studer, Eric                   Senior V.P.                                      None

Sullivan, Paul                 V.P.                                             None

Tambone, James                 CEO; Co-President; Director                      None

Tasiopoulos, Lou               Co-President; Director                           None

Wagner, Rebecca                V.P.                                             None

Waldron, Thomas                V.P.                                             None

Walsh, Brian                   V.P.                                             None

Wess, Valerie                  Senior V.P.                                      None

Yates, Susan                   V.P.                                             None


*The principal business address for each individual is One Financial Center, Boston, MA 02111.

Item 28. Location of Accounts and Records

         The records required to be maintained under Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Registrant at 1300 S.W. Sixth Avenue, Portland, Oregon 97201, Columbia Management Advisors, Inc. at 1300 S.W. Sixth Avenue, Portland, Oregon, 97201 and 100 Federal Street, Boston, Massachusetts, 02110, and Columbia Funds Services, Inc., at P.O. Box 8081, Boston, Massachusetts, 02266-8081. Records relating to the Registrant's portfolio securities are also maintained by State Street Bank & Trust Co., 225 Franklin Street, Boston, Massachusetts, 02101.

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         Not applicable.

                       COLUMBIA MID CAP GROWTH FUND, INC.

                                  EXHIBIT INDEX


Exhibit             Description
-------             -----------
 (m)     Form of Rule 12b-1 Plan as amended.

 (n)     Form of Rule 18f-3 Plan as amended.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and State of Massachusetts on the 25th day of February, 2004.


                                           COLUMBIA MID CAP GROWTH FUND, INC

                                           By JOSEPH R. PALOMBO
                                              ---------------------------------
                                              Joseph R. Palombo
                                              President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on the 25th day of February, 2004 by the following persons in the capacities indicated.


(i)      Principal executive officer:

         JOSEPH R. PALOMBO                           President
-------------------------------------------
         Joseph R. Palombo

(ii)     Principal accounting and
         financial officer:

         J. KEVIN CONNAUGHTON                        Chief Financial Officer
-------------------------------------------
         J. Kevin Connaughton

(iii)    Directors:

*        DOUGLAS A. HACKER                           Director
-------------------------------------------
         Douglas A. Hacker

*        JANET LANGFORD KELLY                        Director
-------------------------------------------
         Janet Langford Kelly

*        RICHARD W. LOWRY                            Director
-------------------------------------------
         Richard W. Lowry

*        WILLIAM E. MAYER                            Director
-------------------------------------------
         William E. Mayer

*        CHARLES R. NELSON                           Director
-------------------------------------------
         Charles R. Nelson

*        JOHN J. NEUHAUSER                           Director
-------------------------------------------
         John J. Neuhauser

*        JOSEPH R. PALOMBO                           Director
-------------------------------------------
         Joseph R. Palombo

*        PATRICK J. SIMPSON                          Director
-------------------------------------------
         Patrick J. Simpson

*        THOMAS E. STITZEL                           Director
-------------------------------------------
         Thomas E. Stitzel

*        THOMAS C. THEOBALD                          Director
-------------------------------------------
         Thomas C. Theobald

*        ANN-LEE VERVILLE                            Director
-------------------------------------------
         Anne-Lee Verville

*        RICHARD L. WOOLWORTH                        Director
-------------------------------------------
         Richard L. Woolworth

*By:     MARK A. WENTZIEN
-------------------------------------------
         Mark A. Wentzien
         Attorney-In-Fact